UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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CrossingBridge Low Duration High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 890 5TH AVENUE PARTNERS, INC.                                                               Agenda Number:  935523717
--------------------------------------------------------------------------------------------------------------------------
        Security:  28250A105
    Meeting Type:  Special
    Meeting Date:  02-Dec-2021
          Ticker:  ENFA
            ISIN:  US28250A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       adopt the agreement and plan of merger and
       transactions contemplated thereby.

2.     The Organizational Documents Proposal - to                Mgmt          For                            For
       approve the proposed amended and restated
       certificate of incorporation and bylaws.

3A.    Advisory Charter Amendment Proposal A - to                Mgmt          For                            For
       change 890's name to "BuzzFeed, Inc.".

3B.    Advisory Charter Amendment Proposal B - to                Mgmt          For                            For
       increase the total number of authorized
       shares of all classes of capital stock.

3C.    Advisory Charter Amendment Proposal C - to                Mgmt          For                            For
       eliminate certain provisions specific to
       890's status as a blank check company.

3D.    Advisory Charter Amendment Proposal D - to                Mgmt          For                            For
       create a classified Board with three
       classes, each serving for a three-year
       term.

3E.    Advisory Charter Amendment Proposal E - to                Mgmt          For                            For
       eliminate the rights and privileges of
       Class F common stock.

3F.    Advisory Charter Amendment Proposal F - to                Mgmt          For                            For
       create a class B common stock with
       different super-voting rights.

3G.    To create a Class C common stock with no                  Mgmt          For                            For
       voting rights.

3H.    Advisory Charter Amendment Proposal H - to                Mgmt          For                            For
       eliminate the ability of stockholders to
       act by written consent.

3I.    Advisory Charter Amendment Proposal I - to                Mgmt          For                            For
       remove the provision renouncing the
       corporate opportunity doctrine.

3J.    Advisory Charter Amendment Proposal J - to                Mgmt          For                            For
       require a supermajority vote to remove
       directors for cause.

3K.    Advisory Charter Amendment Proposal K - to                Mgmt          For                            For
       increase voting thresholds to two-thirds of
       outstanding shares for amendments to the
       bylaws and certain provisions of the
       certificate of incorporation.

3L.    Advisory Charter Amendment Proposal L - to                Mgmt          For                            For
       require at least 75% of voting power of
       Class A and Class B common stock to amend
       certain provisions of the proposed
       certificate of incorporation.

4.     The Stock Issuance Proposal - to approve                  Mgmt          For                            For
       the issuance of shares pursuant to the
       Merger Agreement, C Acquisition Purchase
       Agreement, and Note Subscription
       Agreements.

5A.    Election of Class I Nominee a term that                   Mgmt          For                            For
       expires at New BuzzFeed's 2022 annual
       meeting of stockholders: Angela Acharia

5B.    Election of Class I Nominee a term that                   Mgmt          For                            For
       expires at New BuzzFeed's 2022 annual
       meeting of stockholders: Jonah Peretti

5C.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Joan Amble

5D.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Adam Rothstein

5E.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Janet Rolle

5F.    Election of Class III Nominee a term that                 Mgmt          For                            For
       expires at New BuzzFeed's 2024 annual
       meeting of stockholders: Greg Coleman

5G.    Election of Class III Nominee a term that                 Mgmt          For                            For
       expires at New BuzzFeed's 2024 annual
       meeting of stockholders: Patrick Kerins

6.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       the 2021 equity incentive plan.

7.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       to approve the 2021 employee stock purchase
       plan.

8.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date, if necessary.




--------------------------------------------------------------------------------------------------------------------------
 ALKURI GLOBAL ACQUISITION CORP.                                                             Agenda Number:  935503361
--------------------------------------------------------------------------------------------------------------------------
        Security:  66981N103
    Meeting Type:  Special
    Meeting Date:  20-Oct-2021
          Ticker:  KURI
            ISIN:  US66981N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the merger agreement, by
       and among Alkuri, Babylon Holdings Limited,
       Liberty USA Merger Sub, Inc., and, solely
       for purposes of Section 1.08 of the Merger
       Agreement, each of Alkuri Sponsors LLC and
       Dr. Ali Parsadoust, pursuant to which,
       among other things, Merger Sub will merger
       with and into Alkuri, with Alkuri
       continuing as the surviving corporation and
       a wholly owned subsidiary of Babylon (the
       "Business Combination").

2.     The Equity Plans Proposal - to consider and               Mgmt          For                            For
       vote upon a proposal to approve the Babylon
       2021 Equity Incentive Plan.

3.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting to a later date or dates, if
       necessary, if the parties are not able to
       consummate the Business Combination.




--------------------------------------------------------------------------------------------------------------------------
 BULL HORN HOLDINGS CORP                                                                     Agenda Number:  935526357
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1686P106
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2021
          Ticker:  BHSE
            ISIN:  VGG1686P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Baron Davis                                               Mgmt          For                            For
       Michael Gandler                                           Mgmt          For                            For
       Jeff Wattenberg                                           Mgmt          For                            For
       Doug Schaer                                               Mgmt          For                            For

2.     To ratify the appointment of Marcum LLP as                Mgmt          For                            For
       the Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 BULL HORN HOLDINGS CORP.                                                                    Agenda Number:  935600482
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1686P106
    Meeting Type:  Special
    Meeting Date:  26-Apr-2022
          Ticker:  BHSE
            ISIN:  VGG1686P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Proposal: To amend Bull Horn's                  Mgmt          For                            For
       Amended and Restated Memorandum and
       Articles of Association to extend the date
       that Bull Horn must consummate a business
       combination to November 3, 2022, by
       amending the Amended and Restated
       Memorandum and Articles of Association to
       delete the existing Regulation 23.2 thereof
       and replacing it with the new Regulation
       23.2 in the form set forth in Annex A of
       the accompanying proxy statement.

2.     Adjournment Proposal: To direct the                       Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 CERBERUS TELECOM ACQUISITION CORP.                                                          Agenda Number:  935486375
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2040C104
    Meeting Type:  Special
    Meeting Date:  29-Sep-2021
          Ticker:  CTAC
            ISIN:  KYG2040C1042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination described
       in the proxy statement/prospectus,
       including (a) adopting the Agreement and
       Plan of Merger, dated as of March 12, 2021
       (the "Merger Agreement"), by and among
       Cerberus Telecom Acquisition Corporation
       ("CTAC"), King Pubco, Inc. ("Pubco"), a
       Delaware corporation and wholly owned
       subsidiary of Cerberus Telecom Acquisition
       Holdings, LLC (the "Sponsor"), a Delaware
       limited ...(due to space limits, see proxy
       statement for full proposal).

2.     The Cayman Merger Proposal - To consider                  Mgmt          For                            For
       and vote upon, as a special resolution, a
       proposal to approve the Pubco Plan of
       Merger attached to the proxy
       statement/prospectus as Annex 1 and to
       authorize the merger of CTAC with and into
       LLC Merger Sub, with LLC Merger Sub
       surviving the merger as a wholly owned
       subsidiary of Pubco.

3A.    Advisory Organizational Document Proposal A               Mgmt          For                            For
       - To provide that Pubco's board of
       directors will be a classified board of
       directors with staggered, three-year terms.

3B.    Advisory Organizational Document Proposal B               Mgmt          For                            For
       - To eliminate the ability for any action
       required or permitted to be taken by Pubco
       common stockholders to be effected by
       written consent.

3C.    Advisory Organizational Document Proposal C               Mgmt          For                            For
       - To increase the required stockholder vote
       threshold to amend the bylaws of Pubco.

3D.    Advisory Organizational Document Proposal D               Mgmt          For                            For
       - To provide that the Court of Chancery of
       the State of Delaware or, if such court
       does not have subject matter jurisdiction
       thereof, another state or federal court
       located within the State of Delaware, shall
       be the exclusive forum for certain actions
       and claims.

4.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote on a proposal to approve the Pubco
       2021 Incentive Award Plan.

5.     NYSE Proposal - To consider and vote upon a               Mgmt          For                            For
       proposal in accordance with the applicable
       provisions of Section 312.03 of the New
       York Stock Exchange Listed Company Manual,
       to issue more than 20% of the issued and
       outstanding shares of Pubco Common Stock in
       connection with the business combination,
       including, without limitation, the PIPE
       Investment (as described below).

6.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       business combination proposal, the Cayman
       merger proposal, the advisory
       organizational documents proposals, the
       incentive plan proposal or the NYSE
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 EJF ACQUISITION CORP.                                                                       Agenda Number:  935668408
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2955B109
    Meeting Type:  Special
    Meeting Date:  17-Jun-2022
          Ticker:  EJFA
            ISIN:  KYG2955B1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Resolution -                     Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       EJF Acquisition Corp.'s ("EJFA") entry into
       the Agreement and Plan of Merger, dated as
       of September 15, 2021 (the "Merger
       Agreement"), by and among EJFA, Pagaya
       Technologies Ltd. ("Pagaya") and Rigel
       Merger Sub Inc. ("Merger Sub"), a copy of
       which is attached as Annex A to the proxy
       statement/prospectus, pursuant to which,
       among other things, Merger Sub will merge
       with and into EJFA, with EJFA surviving
       ...(due to space limits, see proxy material
       for full proposal).

2.     The Merger Resolution - RESOLVED, as a                    Mgmt          For                            For
       special resolution, that the Plan of Merger
       be authorized, approved and confirmed in
       all respects, that EJFA be and is hereby
       authorized to enter into the Plan of
       Merger, and that the merger of Rigel Merger
       Sub Inc. with and into EJFA, with EJFA
       surviving the merger as a wholly- owned
       subsidiary of Pagaya, be authorized,
       approved and confirmed in all respects.

3.     The Adjournment Resolution - RESOLVED, as                 Mgmt          For                            For
       an ordinary resolution, that the
       adjournment of the Special Meeting to a
       later date or dates be approved: (A) to the
       extent necessary to ensure that any
       required supplement or amendment to the
       accompanying proxy statement/prospectus is
       provided to shareholders, (B) in order to
       solicit additional proxies from
       shareholders in favor of one or more of the
       proposals at the Special Meeting, or (C) to
       seek withdrawals of redemption requests
       from shareholders.




--------------------------------------------------------------------------------------------------------------------------
 GIGCAPITAL4, INC.                                                                           Agenda Number:  935518956
--------------------------------------------------------------------------------------------------------------------------
        Security:  37518G101
    Meeting Type:  Special
    Meeting Date:  03-Dec-2021
          Ticker:  GIG
            ISIN:  US37518G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Agreement and Plan               Mgmt          For                            For
       of Merger dated June 4, 2021, as amended on
       August 6, 2021, and as it may be further
       amended from time to time, the ("Merger
       Agreement") by and among the Company,
       GigCapital4 Merger Sub Corporation, a
       Delaware corporation ("Merger Sub"),
       BigBear.ai Holdings, LLC, a Delaware
       limited liability company ("BigBear"), and
       BBAI Ultimate Holdings, LLC, a Delaware
       limited liability company, a copy of which
       is attached to the proxy statement as Annex
       A, and approve the transactions
       contemplated thereby.

2.     To approve, for purposes of complying with                Mgmt          For                            For
       applicable Nasdaq listing rules, the
       issuance of more than 20% of the Company's
       outstanding GigCapital4 Common Stock in
       connection with the Business Combination
       and the Convertible Note Subscription
       Agreements, including up to 123,710,000
       shares of GigCapital4 Common Stock to
       Ultimate as the sole equity holder of
       BigBear, and 17,391,304 shares of
       GigCapital4 Common Stock upon conversion of
       the Convertible Notes.

3.     To consider and vote upon a proposal to                   Mgmt          For                            For
       amend the Company's current amended and
       restated certificate of incorporation (the
       "Charter") to provide for the
       classification of our board of directors
       (our "Board") into three classes of
       directors with staggered terms of office
       and to make certain related changes.

4.     To consider and vote upon a proposal to                   Mgmt          For                            For
       amend the Company's Charter to provide for
       certain additional changes, including but
       not limited to changing the Company's name
       from "GigCapital4, Inc." to "BigBear.ai
       Holdings, Inc." and eliminating certain
       provisions specific to our status as a
       blank check company.

5A.    To approve the BigBear.ai Holdings, Inc.                  Mgmt          For                            For
       2021 Long-Term Incentive Plan (the "2021
       Plan"), including the authorization of the
       initial share reserve under the 2021 Plan.

5B.    To approve the BigBear.ai Holdings, Inc.                  Mgmt          For                            For
       2021 Employee Stock Purchase Plan (the
       "2021 ESPP"), including the authorization
       of the initial share reserve under the 2021
       ESPP.

6.     To elect, effective at Closing, eleven                    Mgmt          For                            For
       directors to serve staggered terms on our
       board of directors until the 2022, 2023 and
       2024 annual meetings of stockholders,
       respectively, and until their respective
       successors are duly elected and qualified.

7.     To approve, if necessary the adjournment of               Mgmt          For                            For
       the Special Meeting to a later date or
       dates to permit further solicitation and
       votes of proxies in the event there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Nasdaq
       Stock Issuance Proposal, the Charter
       Amendment Proposals, the Equity Plans
       Proposals or the Election of Directors
       Proposal. This proposal will only be
       presented at the Special Meeting if there
       are not sufficient votes to approve the
       proposals.




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL SPAC PARTNERS CO.                                                                    Agenda Number:  935582468
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3934K103
    Meeting Type:  Special
    Meeting Date:  11-Apr-2022
          Ticker:  GLSPT
            ISIN:  KYG3934K1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - To                     Mgmt          For                            For
       amend, by way of special resolution, the
       amended and restated Memorandum and
       Articles of Association of Global SPAC
       Partners Co. ("Global") to extend the date
       by which Global has to consummate a
       business combination from April 13, 2022 to
       July 13, 2022 (or such earlier date as
       determined by Global's Board of Directors).

2)     The Adjournment Proposal - To instruct the                Mgmt          For                            For
       chairman of the extraordinary general
       meeting to adjourn the extraordinary
       general meeting of Global shareholders to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       Proxies if, based upon the tabulated vote
       at the time of the special meeting, there
       are not sufficient votes to approve the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GROWTH CAPITAL ACQUISITION CORP.                                                            Agenda Number:  935545650
--------------------------------------------------------------------------------------------------------------------------
        Security:  39986V107
    Meeting Type:  Special
    Meeting Date:  09-Feb-2022
          Ticker:  GCAC
            ISIN:  US39986V1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, dated as of August 4, 2021 (as
       amended by the Amendment to the Business
       Combination Agreement, dated as of January
       21, 2022, and as it may be further amended
       or supplemented from time to time, the
       "Business Combination Agreement"), by and
       among Growth Capital Acquisition Corp., a
       Delaware corporation (the "Company"), GCAC
       Merger Sub Inc., a Delaware corporation and
       newly formed wholly-owned subsidiary
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Amended and Restated Charter Proposal -               Mgmt          For                            For
       To approve the amendment and restatement,
       in connection with the closing of the
       Business Combination, of the Company's
       existing amended and restated certificate
       of incorporation by adopting the second
       amended and restated certificate of
       incorporation, a copy of which is included
       as Annex B to the Proxy Statement.

3.     The Nasdaq Proposal - To approve, for                     Mgmt          For                            For
       purposes of complying with the applicable
       listing rules of the Nasdaq Stock Market,
       the issuance of (i) shares of the Company's
       common stock pursuant to the Business
       Combination Agreement and (ii)
       approximately $59.5 million of shares of
       the Company's Class A common stock to
       investors in a PIPE financing to be
       completed in connection with the Business
       Combination.

4.     The Incentive Plan Proposal - To approve                  Mgmt          For                            For
       and adopt the 2022 Equity Incentive Plan,
       including the initial share reserve and
       automatic increases thereunder, a copy of
       which is included as Annex D to the Proxy
       Statement.

5.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the Employee Stock
       Purchase Plan, including the initial share
       reserve and automatic increases thereunder,
       a copy of which is included as Annex E to
       the Proxy Statement.

6.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, the Company is not
       authorized to consummate the transactions
       contemplated by the Business Combination
       Agreement, including the Merger.




--------------------------------------------------------------------------------------------------------------------------
 HIRO METAVERSE ACQUISITIONS I SA                                                            Agenda Number:  715636253
--------------------------------------------------------------------------------------------------------------------------
        Security:  L48022112
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2022
          Ticker:
            ISIN:  LU2420558889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING MUST BE LODGED WITH SHAREHOLDER                    Non-Voting
       DETAILS AS PROVIDED BY YOUR CUSTODIAN BANK.
       IF NO SHAREHOLDER DETAILS ARE PROVIDED,
       YOUR INSTRUCTIONS MAY BE REJECTED.

1      RECEIVE AND APPROVE BOARD'S AND AUDITOR'S                 Mgmt          For                            For
       REPORTS

2      APPROVE ALLOCATION OF LOSS                                Mgmt          For                            For

3      RECEIVE AND APPROVE BOARD'S SPECIAL REPORT                Mgmt          For                            For
       RE: ARTICLE 480-2 OF THE LUXEMBOURG
       COMPANIES ACT OF AUGUST 10, 1915

4      APPROVE CONTINUATION OF COMPANY'S                         Mgmt          For                            For
       ACTIVITIES DESPITE THE LOSSES

5      APPROVE DISCHARGE OF DIRECTORS AND AUDITORS               Mgmt          For                            For

6      RENEW APPOINTMENT OF MAZARS LUXEMBOURG AS                 Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 LINKEM S.P.A.                                                                               Agenda Number:  714899830
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV52579
    Meeting Type:  BOND
    Meeting Date:  21-Dec-2021
          Ticker:
            ISIN:  XS2039742569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING MUST BE LODGED WITH SHAREHOLDER                    Non-Voting
       DETAILS AS PROVIDED BY YOUR CUSTODIAN BANK.
       IF NO SHAREHOLDER DETAILS ARE PROVIDED,
       YOUR INSTRUCTIONS MAY BE REJECTED.

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES                 Non-Voting
       NOT REACH QUORUM, THERE WILL BE A SECOND
       CALL ON 21 DEC 2021 AT 12:00 PM.
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU'

1      ISSUANCE OF FURTHER ADDITIONAL NOTES FOR AN               Mgmt          For                            For
       AGGREGATE PRINCIPAL AMOUNT OF UP TO EUR
       50,000,000.00 AND RELATED AMENDMENTS TO THE
       TERMS AND CONDITIONS OF THE NOTES; RELEVANT
       AND CONSEQUENT RESOLUTIONS

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 100000 AND MULTIPLE: 1000

CMMT   09 DEC 2021: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO POSTPONEMENT OF THE MEETING
       DATE FROM 09 DEC 2021 TO 21 DEC 2021. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES ,
       PLEASE DO NOT VOTE AGAIN UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 LINKEM S.P.A.                                                                               Agenda Number:  714994159
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV52579
    Meeting Type:  BOND
    Meeting Date:  20-Jan-2022
          Ticker:
            ISIN:  XS2039742569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 100000 AND MULTIPLE: 1000

1      ISSUANCE OF FURTHER ADDITIONAL NOTES FOR AN               Mgmt          No vote
       AGGREGATE PRINCIPAL AMOUNT OF UP TO EUR
       50,000,000.00 AND RELATED AMENDMENTS TO THE
       TERMS AND CONDITIONS OF THE NOTES; RELEVANT
       AND CONSEQUENT RESOLUTIONS

CMMT   21 DEC 2021: PLEASE NOTE THAT SHAREHOLDERS                Non-Voting
       ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

CMMT   27 DEC 2021: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 MALACCA STRAITS ACQUISITION CO. LTD.                                                        Agenda Number:  935528957
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5859B117
    Meeting Type:  Annual
    Meeting Date:  27-Dec-2021
          Ticker:  MLAC
            ISIN:  KYG5859B1178
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Kenneth Ng

1.2    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Stanley Wang

1.3    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Christian
       Jason Chan

1.4    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Ping He

1.5    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Dwi Prasetyo
       Suseno

2.     Ratification of the selection by the audit                Mgmt          For                            For
       committee of WithumSmith+Brown, PC to serve
       as our independent registered public
       accounting firm for the year ended December
       31, 2021.

3.     Amend the Company's amended and restated                  Mgmt          For                            For
       memorandum and articles of association to
       extend the date that the Company has to
       consummate a business combination from
       January 17, 2022 (which is 18 months from
       the closing of our initial public offering)
       to October 17, 2022 (or such earlier date
       as determined by the Board of Directors).

4.     Adjourn the Annual Meeting to a later date                Mgmt          For                            For
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the other proposals.




--------------------------------------------------------------------------------------------------------------------------
 OAKTREE ACQUISITION CORP. II                                                                Agenda Number:  935653899
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6715X103
    Meeting Type:  Special
    Meeting Date:  07-Jun-2022
          Ticker:  OACB
            ISIN:  KYG6715X1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       OACB's entry into the Business Combination
       Agreement, dated as of December 7, 2021 (as
       may be amended, supplemented or otherwise
       modified from time to time, the "Business
       Combination Agreement"), by and among OACB,
       Alvotech Holdings S.A., a public limited
       liability company (societe anonyme)
       incorporated and existing under the laws of
       the Grand Duchy of Luxembourg, having its
       registered office at 9, Rue de ...(due to
       space limits, see proxy material for full
       proposal).

2.     The First Merger Proposal - RESOLVED, as a                Mgmt          For                            For
       special resolution, that (a) OACB be
       authorized to merge with TopCo so that
       TopCo is the surviving entity and all the
       undertaking, property and liabilities of
       OACB vest in TopCo; (b) the plan of merger
       in the form tabled to the General Meeting
       (a draft of which is attached to the
       accompanying proxy statement/prospectus as
       Exhibit G of Annex A, the "Plan of First
       Merger") be authorized, approved and
       confirmed in all respects; and (c) OACB be
       authorized to enter into the Plan of First
       Merger.

3.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the OACB General Meeting to a later date
       or dates (A) to the extent necessary to
       ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to OACB
       shareholders, (B) in order to solicit
       additional proxies from OACB shareholders
       in favor of one or more of the proposals at
       the OACB General Meeting or (C) if OACB
       shareholders redeem an amount of the OACB
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 OMNICHANNEL ACQUISITION CORP.                                                               Agenda Number:  935542490
--------------------------------------------------------------------------------------------------------------------------
        Security:  68218L108
    Meeting Type:  Special
    Meeting Date:  01-Feb-2022
          Ticker:  OCA
            ISIN:  US68218L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination agreement,
       dated as of July 19, 2021 (as may be
       amended and/or restated from time to time,
       the "Business Combination Agreement"), by
       and among Omnichannel Acquisition Corp.
       ("Omnichannel"), Omnichannel Merger Sub,
       Inc., a Delaware corporation ("Merger
       Sub"), and Kin Insurance, Inc., a Delaware
       corporation ("Kin"), and the transactions
       contemplated thereby, pursuant to which
       Merger ... (due to space limits, see proxy
       statement for full proposal).

2.     The Charter Proposal - to consider and vote               Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved
       and adopted, the proposed second amended
       and restated certificate of incorporation
       of Omnichannel (the "Proposed Charter"),
       which will replace Omnichannel's amended
       and restated certificate of incorporation,
       dated November 19, 2020 (the "Current
       Charter") and will be in effect upon the
       Closing of the Business Combination (we
       refer to such proposal as the "Charter
       ...(due to space limits, see proxy
       statement for full proposal).

3A.    Advisory Charter Proposal A - to approve                  Mgmt          For                            For
       the reclassification of Pubco's common
       stock to a single class. The Proposed
       Charter provides for the issuance of common
       stock and preferred stock, and does not
       provide for the issuance of Class A and
       Class B common stock. At the Effective
       Time, any distinction between the rights of
       Class A and Class B common stock will not
       survive the reclassification/conversion to
       Pubco common stock. Pursuant to the Current
       Charter, and at the Effective Time of the
       Business ...(due to space limits, see proxy
       statement for full proposal).

3B.    Advisory Charter Proposal B - to approve                  Mgmt          For                            For
       the provision in the Proposed Charter
       providing that a director may only be
       removed only for cause and only by the
       affirmative vote of at least two- thirds
       (66 and 2/3%) of the shares entitled to
       vote at an election of directors. Under the
       Current Charter, director removal requires
       an affirmative vote of a majority of the
       shares of Omnichannel Class B common stock.

3C.    Advisory Charter Proposal C - to approve                  Mgmt          For                            For
       amendments to certain provisions of the
       Proposed Charter to require the affirmative
       vote of at least two-thirds (66 and 2/3%)
       of the total voting power of all the then
       outstanding shares entitled to vote
       thereon, voting together as a single class,
       rather than by an affirmative vote of a
       majority of the shares entitled to vote
       under the Current Charter (and, for the
       provisions concerning election and removal
       of directors by shareholder vote, approval
       ...(due to space limits, see proxy
       statement for full proposal).

3D.    Advisory Charter Proposal D - to approve an               Mgmt          For                            For
       amendment to the Proposed Charter allowing
       for the bylaws of Pubco to be amended,
       altered, repealed or adopted by the
       affirmative vote of the holders of at least
       two-thirds (66 and 2/3%) of the voting
       power of all of the then outstanding shares
       of voting stock of Pubco entitled to vote
       generally in an election of directors, as
       opposed to the bylaws of Omnichannel
       requiring the approval of a majority of the
       board of directors of Omnichannel or by the
       ... (due to space limits, see proxy
       statement for full proposal).

4.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the NYSE,
       the issuance of (x) shares of Omnichannel
       Class A common stock pursuant to the terms
       of the Business Combination Agreement and
       (y) shares of Omnichannel Class A common
       stock to certain institutional investors in
       connection with the private ...(due to
       space limits, see proxy statement for full
       proposal).

5.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the Kin
       Insurance Inc. 2021 Omnibus Incentive
       Equity Plan (the "Incentive Plan"),
       including the authorization of the initial
       share reserve under the Incentive Plan (the
       "Incentive Plan Proposal").

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the special meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal and the Incentive Plan Proposal
       would not be duly approved and adopted by
       our stockholders or we determine that one
       or more of the ... (due to space limits,
       see proxy statement for full proposal).

7.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal, the Charter
       Proposal and the Stock Issuance Proposal
       are approved and adopted, the Kin Insurance
       2021 Employee Stock Purchase Plan (the
       "ESPP"), including the authorization of the
       initial share reserve under the ESPP.




--------------------------------------------------------------------------------------------------------------------------
 OTR ACQUISITION CORP.                                                                       Agenda Number:  935620030
--------------------------------------------------------------------------------------------------------------------------
        Security:  67113Q105
    Meeting Type:  Special
    Meeting Date:  10-May-2022
          Ticker:  OTRA
            ISIN:  US67113Q1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - to                    Mgmt          For                            For
       consider & vote on a proposal to approve &
       adopt Business Combination Agreement, dated
       as of January 31, 2022 (as it may be
       amended and/ or restated from time to time,
       the "Business Combination Agreement"), by &
       among OTR, Comera Life Sciences Holdings,
       Inc. ("Holdco"), Comera Life Sciences, Inc.
       ("Comera"), CLS Sub Merger 1 Corp. ("Comera
       Merger Sub") and CLS Sub Merger 2 Corp.
       ("OTR Merger Sub"), & transactions
       contemplated thereby, pursuant to which (i)
       Comera Merger Sub will be merged.

2a)    Advisory Governance Proposal 2A - to                      Mgmt          For                            For
       increase the number of authorized shares of
       common stock from 110,000,000 to
       150,000,000.

2b)    Advisory Governance Proposal 2B - to change               Mgmt          For                            For
       the number of classes of directors from two
       classes to three classes.

2c)    Advisory Governance Proposal 2C - to remove               Mgmt          For                            For
       the renouncement of corporate opportunity
       doctrine.

3)     The Equity Incentive Award Plan Proposal -                Mgmt          For                            For
       to consider and vote on a proposal to
       approve and adopt the equity incentive
       award plan established to be effective
       after the closing of the Business
       Combination.

4)     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote on a proposal to adjourn the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the special
       meeting, there are not sufficient votes to
       approve one or more proposals presented to
       stockholders for vote.




--------------------------------------------------------------------------------------------------------------------------
 SEAPORT GLOBAL ACQUISITION CORP.                                                            Agenda Number:  935503373
--------------------------------------------------------------------------------------------------------------------------
        Security:  812227106
    Meeting Type:  Special
    Meeting Date:  20-Oct-2021
          Ticker:  SGAM
            ISIN:  US8122271062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the business combination
       agreement, dated as of May 16, 2021 and
       amended September 24, 2021 (as the same may
       be amended from time to time, the "Business
       Combination Agreement"), by and among SGAC,
       Seaport Merger Sub LLC ("Merger Sub"),
       Redwood Holdco, LP ("Parent") and Redwood
       Intermediate, LLC ("Redbox"), which
       provides for, among other things, SGAC
       acquiring certain equity interests of
       Redbox from Parent,its sole member, ...(due
       to space limits, see proxy statement for
       full proposal).

2)     The Charter Amendment Proposal - To approve               Mgmt          For                            For
       and adopt, assuming the business
       combination proposal is approved and
       adopted, the second amended and restated
       certificate of incorporation of SGAC (the
       "Proposed Charter"), which, if approved,
       would take effect upon the closing of the
       business combination (the "Closing").

3A)    Advisory Charter Proposal A - To authorize                Mgmt          For                            For
       an additional 490,000,000 shares of common
       stock, which would consist of (i)
       increasing the number of shares of Class A
       common stock from 100,000,000 shares to
       500,000,000 shares and (ii) increasing the
       number of shares of Class B common stock
       from 10,000,000 shares to 100,000,000
       shares.

3B)    Advisory Charter Proposal B - To amend the                Mgmt          For                            For
       terms of the Class B common stock to
       provide that the Class B common stock will
       convey no economic rights but will entitle
       its holder to vote on all matters to be
       voted on by stockholders generally in order
       to implement our "Up-C" structure.

3C)    Advisory Charter Proposal C - To provide                  Mgmt          For                            For
       for the waiver of the corporate opportunity
       doctrine for Apollo and its affiliates,
       which specifically contemplates their
       ongoing business activities and
       arrangements.

3D)    Advisory Charter Proposal D - To provide                  Mgmt          For                            For
       that actions under the Proposed Charter
       relating to the nomination and election of
       directors are subject to the stockholders
       agreement to be entered into among SGAC and
       certain stockholders of SGAC upon the
       closing of the business combination.

3E)    Advisory Charter Proposal E - To prohibit                 Mgmt          For                            For
       certain stockholders from acting by written
       consent by specifying that any action
       required or permitted to be taken by
       stockholders must be effected by a duly
       called annual or special meeting and may
       not be effected by written consent.

3F)    Advisory Charter Proposal F - To change the               Mgmt          For                            For
       stockholder vote required from the
       affirmative vote of the holders of at least
       a majority of the outstanding common stock
       entitled to vote thereon to the affirmative
       vote of the holders of at least 66 2/3%of
       the voting power of the outstanding shares
       of capital stock entitled to vote thereon,
       voting together as a single class, to amend
       the Proposed Charter.

3G)    Advisory Charter Proposal G - To change the               Mgmt          For                            For
       stockholder vote required from the
       affirmative vote of the holders of at least
       a majority of the outstanding common stock
       entitled to vote thereon to the affirmative
       vote of the holders of at least 66 2/3%of
       the voting power of the outstanding voting
       stock entitled to vote thereon for the
       removal of directors.

3H)    Advisory Charter Proposal H - To provide                  Mgmt          For                            For
       for certain additional changes, including,
       among other things, (i) changing the
       post-business combination company's
       corporate name from "Seaport Global
       Acquisition Corp." to "Redbox Entertainment
       Inc." and making the company's corporate
       existence perpetual and (ii) removing
       certain provisions related to our status as
       a blank check company that will no longer
       apply upon consummation of the Business
       Combination all of which our board of
       directors ...(due to space limits, see
       proxy statement for full proposal).

4)     The Nasdaq Proposal - To approve, assuming                Mgmt          For                            For
       the business combination proposal and the
       charter amendment proposal are approved and
       adopted, for purposes of complying with the
       applicable provisions of Nasdaq Listing
       Rule 5635(d), the issuance of more than 20%
       of common stock in connection with the
       business combination.

5)     DIRECTOR
       Vikas M. Keswani                                          Mgmt          For                            For
       Michael Redd                                              Mgmt          For                            For
       David B. Sambur                                           Mgmt          For                            For
       Jay Burnham                                               Mgmt          For                            For
       Galen C. Smith                                            Mgmt          For                            For
       Lee J. Solomon                                            Mgmt          For                            For
       Charles Yamarone                                          Mgmt          For                            For
       Reed Rayman                                               Mgmt          For                            For
       Kimberly Kelleher                                         Mgmt          For                            For

6)     The Incentive Plan Proposal - To approve                  Mgmt          For                            For
       and adopt, assuming the condition precedent
       proposals are approved and adopted, the
       Incentive Plan (as defined in the proxy
       statement).

7)     The Adjournment Proposal - To approve the                 Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of any of the
       condition precedent proposals or the
       incentive plan proposal.




--------------------------------------------------------------------------------------------------------------------------
 SEVEN OAKS ACQUISITION CORP                                                                 Agenda Number:  935521799
--------------------------------------------------------------------------------------------------------------------------
        Security:  81787X106
    Meeting Type:  Annual
    Meeting Date:  07-Dec-2021
          Ticker:  SVOK
            ISIN:  US81787X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the agreement and plan of merger
       (as the same may be amended and/or restated
       from time to time, the "Business
       Combination Agreement"), dated June 13,
       2021, by and among Seven Oaks, Blossom
       Merger Sub, Inc., a wholly owned subsidiary
       of Seven Oaks ("Merger Sub"), Blossom
       Merger Sub II, LLC, a wholly owned
       subsidiary of Seven Oaks ("Merger Sub II"),
       and Giddy Inc. (d/b/a Boxed), a Delaware
       corporation ...(due to space limits, see
       proxy statement for full proposal).

2.     Organizational Documents Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal is approved and adopted, the
       proposed amended and restated certificate
       of incorporation and the proposed amended
       and restated bylaws of Seven Oaks, which
       will be renamed "Boxed, Inc." ("New Boxed")
       in connection with the Business
       Combination.

3A.    Advisory Organizational Documents Proposal                Mgmt          For                            For
       - To authorize the change in the authorized
       capital stock of Seven Oaks from
       380,000,000 shares of Class A common stock,
       par value $0.0001 per share, 20,000,000
       shares of Class B common stock, par value
       $0.0001 per share, and 1,000,000 shares of
       preferred stock, par value $0.0001 per
       share, to 600,000,000 shares of common
       stock, par value $0.0001 per share, of New
       Boxed and 60,000,000 shares of preferred
       stock, par value $0.0001 per share, of New
       Boxed.

3B.    Advisory Organizational Documents Proposal                Mgmt          For                            For
       - To authorize all other changes in
       connection with the replacement of the
       Current Organizational Documents with the
       Proposed Organizational Documents in
       connection with the consummation of the
       Business Combination, including (1)
       changing the corporate name from "Seven
       Oaks Acquisition Corp." to "Boxed, Inc.",
       (2) making New Boxed's corporate existence
       perpetual, (3) electing not to be governed
       by Section 203 of the DGCL and, instead, to
       be governed ...(due to space limits, see
       proxy statement for full proposal).

4.     The Stock Issuance Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Organizational Documents Proposal
       are approved and adopted, for the purposes
       of complying with the applicable listing
       rules of Nasdaq, the issuance of (x) shares
       of New Boxed common stock pursuant to the
       terms of the Business Combination
       Agreement, (y) shares of Seven Oaks Class A
       common stock to certain institutional and
       other investors in connection with the
       ...(due to space limits, see proxy
       statement for full proposal).

5.     The Incentive Award Plan Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal, the Organizational Documents
       Proposal and the Stock Issuance Proposal
       are approved and adopted, the Boxed, Inc.
       2021 Incentive Award Plan (the "Incentive
       Award Plan"), including the authorization
       of the initial share reserve under the
       Incentive Award Plan.

6.     The ESPP Proposal - To consider and vote                  Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal, the
       Organizational Documents Proposal and the
       Stock Issuance Proposal are approved and
       adopted, the Boxed, Inc. 2021 Employee
       Stock Purchase Plan (the "ESP Plan"),
       including the authorization of the initial
       share reserve under the ESP Plan.

7.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Organizational Documents Proposal, the
       Stock Issuance Proposal, the Incentive Plan
       Proposal and the ESPP Proposal would not be
       duly approved and adopted by our ...(due to
       space limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 SUPERIOR ENERGY SERVICES INC.
--------------------------------------------------------------------------------------------------------------------------
        Security:  868157405
    Meeting Type:  Annual
    Meeting Date:  13-Apr-2022
          Ticker:  SPNR
            ISIN:  US8681574054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph Citarrella                                         Mgmt          For                            For
       Daniel E. Flores                                          Mgmt          For                            For
       Michael Y. McGovern                                       Mgmt          For                            For
       Brian Moore                                               Mgmt          For                            For
       Julie J. Robertson                                        Mgmt          For                            For
       Krishna Shivram                                           Mgmt          For                            For
       Timothy J. Winfrey                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAILWIND TWO ACQUISITION CORP.                                                              Agenda Number:  935552237
--------------------------------------------------------------------------------------------------------------------------
        Security:  G86613109
    Meeting Type:  Special
    Meeting Date:  22-Mar-2022
          Ticker:  TWNT
            ISIN:  KYG866131090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       Tailwind Two's entry into the Agreement and
       Plan of Merger, dated as of October 28,
       2021 (as may be amended, supplemented or
       otherwise modified from time to time, the
       "Business Combination Agreement"), by and
       among Tailwind Two, Titan Merger Sub, Inc.,
       a Delaware corporation ("Merger Sub") and
       Terran Orbital Corporation, a Delaware
       corporation ("Terran Orbital"), a copy of
       which is attached to the accompanying proxy
       ...(due to space limits, see proxy material
       for full proposal).

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that Tailwind Two be
       transferred by way of continuation to
       Delaware pursuant to Part XII of the
       Companies Act (Revised) of the Cayman
       Islands and Section 388 of the General
       Corporation Law of the State of Delaware
       and, immediately upon being de- registered
       in the Cayman Islands, Tailwind Two be
       continued and domesticated as a corporation
       under the laws of the state of Delaware.

3.     The Charter Proposal - RESOLVED, as a                     Mgmt          For                            For
       special resolution, that, upon the
       Domestication, the amended and restated
       memorandum and articles of association of
       Tailwind Two ("Existing Governing
       Documents") be amended and restated by the
       deletion in their entirety and the
       substitution in their place of the proposed
       new certificate of incorporation of "Terran
       Orbital Corporation" upon the
       Domestication, a copy of which is attached
       to the accompanying proxy
       statement/prospectus as Annex C (the
       ...(due to space limits, see proxy material
       for full proposal).

4.     Advisory Governing Documents Proposal A -                 Mgmt          For                            For
       RESOLVED, that an amendment to change the
       authorized share capital of Tailwind Two
       from US$55,100 divided into (i) 500,000,000
       Class A ordinary shares, par value $0.0001
       per share, (ii) 50,000,000 Class B ordinary
       shares, par value $0.0001 per share and
       (iii) 1,000,000 preference shares, par
       value $0.0001 per share, to (a) 300,000,000
       shares of common stock, par value $0.0001
       per share, of New Terran Orbital and (b)
       50,000,000 shares of preferred ...(due to
       space limits, see proxy material for full
       proposal).

5.     Advisory Governing Documents Proposal B -                 Mgmt          For                            For
       RESOLVED, that an amendment to authorize
       the board of directors of New Terran
       Orbital to issue any or all shares of New
       Terran Orbital preferred stock in one or
       more classes or series, with such terms and
       conditions as may be expressly determined
       by the board of directors of New Terran
       Orbital and as may be permitted by the
       Delaware General Corporation Law be
       approved on a non- binding advisory basis.

6.     Advisory Governing Documents Proposal C -                 Mgmt          For                            For
       RESOLVED, that an amendment to remove the
       ability of New Terran Orbital stockholders
       to take action by written consent in lieu
       of a meeting be approved on a non-binding
       advisory basis.

7.     Advisory Governing Documents Proposal D -                 Mgmt          For                            For
       RESOLVED, that certain other changes in
       connection with the replacement of Existing
       Governing Documents with the Proposed
       Certificate of Incorporation as part of the
       Domestication (a copy of which is attached
       to the accompanying proxy statement/
       prospectus as Annex C), including (i)
       changing the post-Business Combination
       corporate name from "Tailwind Two
       Acquisition Corp." to "Terran Orbital
       Corporation" (which is expected to occur
       after the ...(due to space limits, see
       proxy material for full proposal).

8.     Advisory Governing Documents Proposal E -                 Mgmt          For                            For
       RESOLVED, that an amendment to require the
       affirmative vote of the holders of (i) at
       least two thirds (2/3) of the total voting
       power of all the then-outstanding shares of
       New Terran Orbital's stock entitled to vote
       thereon, and voting as a single class, to
       amend or repeal the proposed bylaws (or a
       majority of the total voting power of the
       then-outstanding shares of capital stock of
       New Terran Orbital entitled to vote on such
       amendment or repeal, ...(due to space
       limits, see proxy material for full
       proposal).

9.     The Exchange Proposal - RESOLVED, as an                   Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of New York Stock Exchange Listing Rule
       312.03 or Nasdaq Stock Exchange Listing
       Rule 5635, as applicable, the issuance of
       shares of New Terran Orbital Common Stock
       in connection with the Business
       Combination, the Debt Financings and the
       PIPE Financing (each term as defined in the
       accompanying proxy statement/prospectus) be
       approved.

10.    The Incentive Award Plan Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the New Terran Orbital 2021 Omnibus
       Incentive Plan, a copy of which is attached
       to the accompanying proxy
       statement/prospectus as Annex E, be adopted
       and approved.

11.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the Extraordinary General Meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/prospectus is provided to
       Tailwind Two shareholders or, if as of the
       time for which the Extraordinary General
       Meeting is scheduled, there are
       insufficient Tailwind Two ordinary shares
       represented (either in person or by proxy)
       to ...(due to space limits, see proxy
       material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 TECH AND ENERGY TRANSITION CORPORATION                                                      Agenda Number:  935548480
--------------------------------------------------------------------------------------------------------------------------
        Security:  87823R102
    Meeting Type:  Annual
    Meeting Date:  15-Mar-2022
          Ticker:  TETC
            ISIN:  US87823R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: James Avery                         Mgmt          For                            For

1.2    Election of Director: Virginia Breen                      Mgmt          For                            For

1.3    Election of Director: Gregory Gilmore                     Mgmt          For                            For

1.4    Election of Director: Lawrence Handen                     Mgmt          For                            For

1.5    Election of Director: Dan Hesse                           Mgmt          For                            For

1.6    Election of Director: Diarmuid B. O'Connell               Mgmt          For                            For

1.7    Election of Director: David Roseman                       Mgmt          For                            For

2.     Ratification of independent registered                    Mgmt          For                            For
       public accounting firm.




--------------------------------------------------------------------------------------------------------------------------
 THIMBLE POINT ACQUISITION CORP.                                                             Agenda Number:  935514136
--------------------------------------------------------------------------------------------------------------------------
        Security:  88408P107
    Meeting Type:  Special
    Meeting Date:  30-Nov-2021
          Ticker:  THMA
            ISIN:  US88408P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to (a) approve and adopt the                   Mgmt          For                            For
       Business Combination Agreement, dated as of
       June 21, 2021 (as it may be amended,
       supplemented or otherwise modified from
       time to time in accordance with its terms,
       the "Business Combination Agreement"), by
       and among THMA, Oz Merger Sub, Inc., a
       Delaware corporation and wholly-owned
       subsidiary of THMA ("Merger Sub"), and Pear
       Therapeutics, Inc., a Delaware corporation
       ("Pear"), and (b) approve the transactions
       contemplated thereby, including ...(due to
       space limits, see proxy statement for full
       proposal).

2.     A proposal to amend the current certificate               Mgmt          For                            For
       of incorporation of THMA (the "Current
       Charter") and adopt the Second Amended and
       Restated Certificate of Incorporation (the
       "Proposed Charter") to be effective upon
       the consummation of the Merger (the
       "Closing") which will include amendments to
       (a) increase the number of authorized
       shares of THMA's capital stock, par value
       $0.0001 per share, from 221,000,000 shares,
       consisting of (i) 220,000,000 shares of
       common stock, including 200,000,000 shares
       ...(due to space limits, see proxy
       statement for full proposal).

3.     On a non-binding advisory basis, a separate               Mgmt          For                            For
       proposal with respect to certain governance
       provisions in the Proposed Charter in
       accordance with Securities and Exchange
       Commission guidance. The Proposed Charter,
       and the provisions that are the subject of
       this proposal, is further described in the
       Proxy Statement for the Special Meeting and
       a copy of the Proposed Charter is attached
       as Annex B to the Proxy Statement.

4.     DIRECTOR
       Zack Lynch                                                Mgmt          For                            For
       Kirthiga Reddy                                            Mgmt          For                            For
       Andrew J. Schwab                                          Mgmt          For                            For
       Alison Bauerlein                                          Mgmt          For                            For
       Nancy Schlichting                                         Mgmt          For                            For
       Jorge Gomez                                               Mgmt          For                            For
       Corey McCann                                              Mgmt          For                            For

5.     A proposal to approve, in connection with                 Mgmt          For                            For
       the Merger, for purposes of complying with
       applicable listing rules of the NASDAQ
       Stock Market ("NASDAQ"), the issuance
       and/or sale of (a) up to 132,395,625 THMA
       Class A Common Shares to the holders of
       Pear's capital stock pursuant to the
       Business Combination Agreement and the
       reservation for issuance of THMA Class A
       Common Shares subject to Rollover Options
       (as defined in the Proxy Statement)
       pursuant to the Business Combination
       Agreement ...(due to space limits, see
       proxy statement for full proposal).

6.     A proposal to approve and adopt the Pear                  Mgmt          For                            For
       Holdings Corp. 2021 Stock Option and
       Incentive Plan (the "2021 Plan"), a copy of
       which is attached as Annex K to the Proxy
       Statement, and the material terms
       thereunder.

7.     A proposal to approve and adopt the Pear                  Mgmt          For                            For
       Holdings Corp. Employee Stock Purchase Plan
       (the "2021 ESPP"), a copy of which is
       attached as Annex L to the Proxy Statement,
       and the material terms thereunder.

8.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with,
       Proposals 1-2 and 4-7.




--------------------------------------------------------------------------------------------------------------------------
 TREBIA ACQUISITION CORP.                                                                    Agenda Number:  935539532
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9027T109
    Meeting Type:  Special
    Meeting Date:  20-Jan-2022
          Ticker:  TREB
            ISIN:  KYG9027T1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - a                     Mgmt          For                            For
       proposal to approve Trebia's entry into
       that certain Business Combination
       Agreement, dated as of June 28, 2021 and
       amended on November 30, 2021 (as may be
       amended, supplemented or otherwise modified
       from time to time, the "Business
       Combination Agreement"), by and among
       Trebia, S1 Holdco, LLC ("S1 Holdco"),
       Orchid Merger Sub I, Inc. ("Trebia Merger
       Sub I"), Orchid Merger Sub II, Inc.
       ("Trebia Merger Sub II"), System1 SS
       Protect Holdings, Inc. ("Protected")
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The NYSE Proposal - a proposal to approve,                Mgmt          For                            For
       for the purposes of complying with the
       applicable provisions of Section 312.03 of
       the NYSE's Listed Company Manual, (i) the
       issuance of common stock of System1 (as
       defined below) in connection with the
       consummation of the transactions
       contemplated by the Business Combination
       Agreement and the other transaction
       agreements, (ii) all issuances of shares of
       common stock of System1 upon the conversion
       of shares of any other class of System1
       common stock ...(due to space limits, see
       proxy statement for full proposal).

3.     The Domestication Proposal - a proposal to                Mgmt          For                            For
       approve that Trebia be domesticated as a
       Delaware corporation in accordance with
       Section 388 of the DGCL and de-register as
       a Cayman Islands exempted company in
       accordance with Section 206 of the Cayman
       Islands Companies Act (As Revised) (the
       "Domestication"), upon which Trebia will
       change its name to "System1, Inc."
       ("System1").

4.     The Charter Amendment Proposal - a proposal               Mgmt          For                            For
       to approve the amendment and restatement of
       the amended and restated memorandum and
       articles of association of Trebia by their
       deletion and replacement with the proposed
       certificate of incorporation of System1, (a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex B (the "System1 Charter")), and the
       proposed bylaws of System1, a copy of which
       is attached to the accompanying proxy
       statement/prospectus as Annex C (the
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Multi-class Shares Proposal - a proposal to               Mgmt          For                            For
       authorize a change to the authorized
       capital stock of Trebia from (A)
       400,000,000 Class A ordinary shares of
       Trebia, par value $0.0001 per share,
       40,000,000 Class B ordinary shares of
       Trebia, par value $0.0001 per share, and
       1,000,000 preferred shares of Trebia, par
       value $0.0001 per share, to (B) 500,000,000
       shares of System1 class A common stock, par
       value $0.0001 per share, 25,000,000 shares
       of System1 class C common stock, par value
       $0.0001 per share, ...(due to space limits,
       see proxy statement for full proposal).

5B.    Election, Number and Removal of Directors -               Mgmt          For                            For
       a proposal to permit changes to the ability
       of shareholders to vote and remove
       directors from the System1 board of
       directors.

5C.    Approval of Business Combination - a                      Mgmt          For                            For
       proposal to approve the adoption of a
       majority voting requirement to approve a
       merger or other form of business
       combination, if such merger or business
       combination is approved by the System1
       board of directors.

5D.    Exclusive Forum Provision - a proposal to                 Mgmt          For                            For
       make the Delaware Court of Chancery serve
       as the exclusive forum (or, in the event
       that the Delaware Court of Chancery does
       not have jurisdiction, the federal district
       court for the District of Delaware or other
       state courts of the State of Delaware) for
       any shareholder claims, including claims in
       the right of System1 that are based upon a
       violation of a duty by a current or former
       director, officer, employee or shareholder
       in such capacity, or as to ...(due to space
       limits, see proxy statement for full
       proposal).

5E.    Action by Written Consent of Stockholders -               Mgmt          For                            For
       a proposal to only permit action by System1
       shareholders only at a duly called annual
       or special meeting of such shareholders.

5F.    Other Changes In Connection With Adoption                 Mgmt          For                            For
       of the System1 Organizational Documents - a
       proposal to approve and authorize (A)
       changing the corporate name from "Trebia
       Acquisition Corp." to "System1, Inc.", (B)
       making System1's corporate existence
       perpetual, and (C) removing certain
       provisions related to System1's status as a
       blank check company.

6.     The Incentive Plan Proposal - a proposal to               Mgmt          For                            For
       approve and adopt the System1 2022
       Incentive Award Plan (the "Incentive Plan")
       and the material terms thereunder,
       including the authorization of the
       accompanying initial share reserve
       thereunder. A copy of the Incentive Plan is
       attached to the accompanying proxy
       statement/prospectus as Annex D.

7.     DIRECTOR
       Dexter Fowler                                             Mgmt          For                            For
       Caroline Horn                                             Mgmt          For                            For
       Jennifer Prince                                           Mgmt          For                            For
       Moujan Kazerani                                           Mgmt          For                            For
       Frank R. Martire, Jr.                                     Mgmt          For                            For
       Christopher Phillips                                      Mgmt          For                            For
       Michael Blend                                             Mgmt          For                            For
       William P. Foley, II                                      Mgmt          For                            For

8.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       approve the adjournment of the
       Extraordinary General Meeting to a later
       date or dates (i) to the extent necessary
       to ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to Trebia
       Shareholders or, if as of the time for
       which the Extraordinary General Meeting is
       scheduled, there are insufficient Trebia
       ordinary shares represented (either in
       person or by proxy) to constitute ...(due
       to space limits, see proxy statement for
       full proposal).




--------------------------------------------------------------------------------------------------------------------------
 ZANITE ACQUISITION CORP.                                                                    Agenda Number:  935616081
--------------------------------------------------------------------------------------------------------------------------
        Security:  98907K103
    Meeting Type:  Special
    Meeting Date:  06-May-2022
          Ticker:  ZNTE
            ISIN:  US98907K1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Business                          Mgmt          For                            For
       Combination Agreement, dated as of December
       21, 2021 (the "Business Combination
       Agreement"), a copy of which is attached to
       the accompanying proxy statement as Annex
       A, by and among the Company, Embraer S.A.,
       a Brazilian corporation (sociedade anonima)
       ("Embraer"), EVE UAM LLC, a Delaware
       limited liability company and a newly
       formed direct wholly owned subsidiary of
       Embraer that was formed for purposes of
       conducting the UAM Business (as defined in
       the accompanying ...(due to space limits,
       see proxy material for full proposal).

2A.    Charter Amendment Proposal A: to approve                  Mgmt          For                            For
       and adopt the Proposed Charter (other than
       the proposals addressed in Charter
       Amendment Proposal B), which, if approved,
       would amend and restate the Current
       Charter, and which, if approved, would take
       effect upon the Closing.

2B.    Charter Amendment Proposal B: to approve                  Mgmt          For                            For
       and adopt a proposed amendment to the
       Proposed Charter to (i) increase the number
       of authorized shares of Class A common
       stock from 100,000,000 to 1,000,000,000,
       which will become shares of common stock,
       par value of $0.001 per share, of the
       combined company upon the Closing, and the
       total number of authorized shares of common
       stock from 111,000,000 to 1,000,000,000 and
       (ii) provide that the number of authorized
       shares of any class of common stock or
       ...(due to space limits, see proxy material
       for full proposal).

3A.    A proposal to increase the total number of                Mgmt          For                            For
       authorized shares of stock to 1,100,000,000
       shares, consisting of (i) 1,000,000,000
       shares of common stock and (ii) 100,000,000
       shares of preferred stock, par value
       $0.0001 per share.

3B.    A proposal to provide that the number of                  Mgmt          For                            For
       authorized shares of any class of common
       stock or preferred stock may be increased
       or decreased (but not below the number of
       shares thereof then outstanding) by the
       affirmative vote of the holders of a
       majority of the stock of the Company
       entitled to vote, irrespective of the
       provisions of Section 242(b)(2) of the DGCL

3C.    A proposal to require the affirmative vote                Mgmt          For                            For
       of the holders of at least two-thirds of
       the total voting power of all the then
       outstanding shares of capital stock of the
       Company entitled to vote thereon, voting
       together as a single class to (1) make
       amendments to certain provisions of the
       Proposed Charter (Article THIRTEENTH (A))
       and (2) amend the proposed bylaws (as
       defined in the accompanying proxy
       statement) (Article SIXTH (F)

3D.    A proposal to provide that any action                     Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of the Company may be taken by
       written consent until the time the issued
       and outstanding shares of common stock
       owned by Embraer Entities (as defined in
       the accompanying proxy statement) represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       the Company.

3E.    A proposal to elect not to be governed by                 Mgmt          For                            For
       Section 203 of the DGCL relating to
       business combinations with interested
       stockholders.

3F.    A proposal to provide for certain                         Mgmt          For                            For
       additional changes, including, among other
       things, (i) changing the post-business
       combination company's corporate name from
       "Zanite Acquisition Corp." to "Eve Holding,
       Inc.", (ii) making the Company's corporate
       existence perpetual and (iii) removing
       certain provisions related to our status as
       a blank check company that will no longer
       apply upon consummation of the business
       combination, all of which our board of
       directors believes are necessary to
       adequately address the needs of the
       post-business combination Company.

4.     A proposal to approve, for purposes of                    Mgmt          For                            For
       complying with applicable listing rules of
       the Nasdaq Stock Market ("Nasdaq"), (x) the
       issuance of more than 20% of the Company's
       issued and outstanding common stock in
       connection with the business combination,
       consisting of the issuance of (i) shares of
       common stock to EAH pursuant to the terms
       of the Business Combination Agreement and
       (ii) shares of common stock to the PIPE
       Investors (as defined in the accompanying
       proxy statement) in connection ...(due to
       space limits, see proxy material for full
       proposal).

5.     A proposal to approve and adopt the Eve                   Mgmt          For                            For
       Holding, Inc. 2022 Stock Incentive Plan
       (the "Incentive Plan"), a copy of which is
       attached to the accompanying proxy
       statement as Annex K (the "Incentive Plan
       Proposal").

6.     DIRECTOR
       Sergio Pedreiro                                           Mgmt          For                            For
       Jose M. Entrecanales                                      Mgmt          For                            For
       Marion Clifton Blakey                                     Mgmt          For                            For
       Paul Eremenko                                             Mgmt          For                            For
       Luis Carlos Affonso                                       Mgmt          For                            For
       Michael Amalfitano                                        Mgmt          For                            For
       Kenneth C. Ricci                                          Mgmt          For                            For

7.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary or appropriate, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of any of the
       Condition Precedent Proposals (as defined
       below) or we determine that one or more of
       the Closing conditions under the Business
       Combination Agreement is not satisfied or
       waived (the "Adjournment Proposal").



CrossingBridge Pre-Merger SPAC ETF
--------------------------------------------------------------------------------------------------------------------------
 APOLLO STRATEGIC GROWTH CAPITAL                                                             Agenda Number:  935649218
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0411R106
    Meeting Type:  Special
    Meeting Date:  25-May-2022
          Ticker:  APSG
            ISIN:  KYG0411R1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal to approve by
       special resolution under Cayman Islands
       law, assuming the Business Combination
       Proposal is approved and adopted, the
       change of APSG's jurisdiction of
       incorporation from the Cayman Islands to
       the State of Delaware by deregistering as
       an exempted company in the Cayman Islands
       and continuing and domesticating as a
       corporation incorporated under the laws of
       the State of Delaware (the "Domestication"
       and such proposal, the "Domestication
       Proposal").

2.     The Amendment Proposal - to consider and                  Mgmt          For                            For
       vote upon a proposal to approve by special
       resolution under Cayman Islands law,
       assuming the Business Combination Proposal
       and the Domestication Proposal are approved
       and adopted, the Acquiror Delaware
       Certificate, which, if approved, would take
       effect substantially concurrently with the
       Closing; 2A through 2K - The Unbundling
       Precatory Proposals - to approve, on a
       non-binding advisory basis, certain
       governance provisions in the Acquiror
       Delaware Certificate, ...(due to space
       limits, see proxy material for full
       proposal).

2a.    To increase the authorized share capital                  Mgmt          For                            For
       from 361,000,000 shares consisting of
       300,000,000 Acquiror Class A Ordinary
       Shares, 60,000,000 Acquiror Class B
       Ordinary Shares, and 1,000,000 undesignated
       preferred shares, par value $0.00005 per
       share, to authorized capital stock of
       shares, consisting of (i) 3,000,000,000
       shares of Domesticated Acquiror Class A
       Common Stock, (ii) 3,000,000,000 shares of
       Domesticated Acquiror Class B Common Stock,
       (iii) 20,420,250 shares of Domesticated
       Acquiror ...(due to space limits, see proxy
       material for full proposal).

2b.    To provide that the Acquiror Delaware                     Mgmt          For                            For
       Certificate may be amended, altered or
       repealed by the affirmative vote of the
       holders of at least 66 2/3% of all the then
       outstanding shares of stock entitled to
       vote, voting together as a single class in
       addition to any other vote required by the
       Acquiror Delaware Certificate or otherwise
       required by law.

2c.    To provide that (i) each holder of record                 Mgmt          For                            For
       of Domesticated Acquiror Class A Common
       Stock, Domesticated Acquiror Class B Common
       Stock and Domesticated Acquiror Class X
       Common Stock (solely prior to the automatic
       conversion thereof to shares of
       Domesticated Acquiror Class A Common Stock
       upon the Closing) will be entitled to vote
       on the election or removal of directors,
       voting together as a single class, (ii) any
       vacancy on the board of directors shall be
       filled by the affirmative ...(due to space
       limits, see proxy material for full
       proposal).

2d.    To elect not to be governed by Section 203                Mgmt          For                            For
       of the DGCL.

2e.    To provide that the Court of Chancery of                  Mgmt          For                            For
       the State of Delaware or, if such court
       does not have subject matter jurisdiction,
       another state or federal court located
       within the State of Delaware, shall be the
       exclusive forum for certain actions and
       claims.

2f.    To provide that each holder of record of                  Mgmt          For                            For
       Domesticated Acquiror Class A Common Stock,
       Domesticated Acquiror Class B Common Stock
       and Domesticated Acquiror Class X Common
       Stock (solely prior to the automatic
       conversion thereof to shares of
       Domesticated Acquiror Class A Common Stock
       upon the Closing) be entitled to one vote
       per share on all matters which stockholders
       generally are entitled to vote.

2g.    To provide that subject to applicable law                 Mgmt          For                            For
       and the rights of any holders of
       outstanding Preferred Stock, (i) each
       holder of Domesticated Acquiror Class A
       Common Stock, Domesticated Acquiror Class X
       Common Stock (solely prior to the automatic
       conversion thereof to shares of
       Domesticated Acquiror Class A Common Stock
       upon the Closing) and Class A-1 Preferred
       Stock shall be entitled to receive, ratably
       with the other participating shares, such
       dividends and other distributions as
       ...(due to space limits, see proxy material
       for full proposal).

2h.    To eliminate various provisions in the                    Mgmt          For                            For
       Existing Organizational Documents
       applicable only to blank check companies,
       including the provisions requiring that
       APSG have net tangible assets of at least
       $5,000,001 immediately prior to, or upon
       such consummation of, a business
       combination.

2i.    To restrict holders of Domesticated                       Mgmt          For                            For
       Acquiror Class B Common Stock from
       transferring their shares of Domesticated
       Acquiror Class B Common Stock unless such
       holder also transfers an equal number of
       Opco B Ordinary Shares in accordance with
       the GBT Amended & Restated M&A.

2j.    To allow PubCo, subject to the terms of the               Mgmt          For                            For
       Business Combination Agreement, the
       Acquiror Delaware Certificate and the
       Acquiror Delaware Bylaws, to take all such
       actions as are contemplated by the Business
       Combination Agreement to cause the issuance
       of its equity securities as called for by
       the Egencia Equity Contribution Agreement
       and in accordance with the Acquiror
       Delaware Certificate, including any
       issuances, redemptions and cancellations
       and/or adjustments for no consideration.

2k.    To require PubCo to issue, reserve for                    Mgmt          For                            For
       issuance, cancel and/or redeem certain of
       its equity securities in accordance with
       the terms of the Exchange Agreement.

3.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution under Cayman
       Islands law and adopt, assuming the
       Domestication Proposal and Amendment
       Proposal are approved, the Business
       Combination Agreement (as amended from time
       to time, the "Business Combination
       Agreement"), dated as of December 2, 2021,
       by and between APSG and GBT Jersey Co
       Limited, a company limited by shares
       incorporated under the laws of Jersey
       ("GBT"), and the ...(due to space limits,
       see proxy material for full proposal).

4.     The Issuance Proposal - to consider and                   Mgmt          For                            For
       vote upon a proposal to approve by ordinary
       resolution under Cayman Islands law,
       assuming the Domestication Proposal, the
       Amendment Proposal and the Business
       Combination Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the New
       York Stock Exchange, the issuance of
       Domesticated Acquiror Class A Common Stock
       to the PIPE Investors (as defined below)
       pursuant to the PIPE Subscription
       Agreements (as defined below) (the
       "Issuance Proposal").

5.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution under Cayman
       Islands law, assuming the Domestication
       Proposal, the Amendment Proposal, the
       Business Combination Proposal and the
       Issuance Proposal are approved and adopted,
       the Global Business Travel Group, Inc. 2022
       Equity Incentive Plan, a copy of which is
       attached to the enclosed proxy statement/
       prospectus as Annex E (the "Equity
       Incentive Plan Proposal").

6.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve by ordinary
       resolution under Cayman Islands law,
       assuming the Domestication Proposal, the
       Amendment Proposal, the Business
       Combination Proposal, the Issuance
       Proposal, and the Equity Incentive Plan
       Proposal are approved and adopted, the
       Global Business Travel Group, Inc. Employee
       Stock Purchase Plan (the "ESPP"), a copy of
       which is attached to the enclosed proxy
       statement/prospectus as Annex F (the "ESPP
       Proposal" and, ...(due to space limits, see
       proxy material for full proposal).

7.     The Adjournment Proposal - if put to the                  Mgmt          For                            For
       meeting, to consider and vote upon a
       proposal to approve by ordinary resolution
       under Cayman Islands law the adjournment of
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the proxies held at the time of the
       Special Meeting, any of the Condition
       Precedent Proposals would not be duly
       approved and adopted by our shareholders or
       we determine that one or more of the
       closing ...(due to space limits, see proxy
       material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 ARCHIMEDES TECH SPAC PARTNERS CO.                                                           Agenda Number:  935608832
--------------------------------------------------------------------------------------------------------------------------
        Security:  039562301
    Meeting Type:  Special
    Meeting Date:  26-Apr-2022
          Ticker:  ATSPT
            ISIN:  US0395623012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          For                            For
       approve the transactions contemplated under
       the Merger Agreement, dated as of November
       15, 2021 (the "Merger Agreement"), by and
       among the Corporation, ATSPC Merger Sub,
       Inc., a Delaware corporation and
       wholly-owned subsidiary of the Corporation
       and SoundHound, Inc., a Delaware
       corporation (the "Business Combination").

2.     The Charter Amendment Proposal: To approve                Mgmt          For                            For
       the Second Amended and Restated Certificate
       of Incorporation of the Corporation (the
       "Amended Charter").

3A.    The Advisory Proposal: To increase the                    Mgmt          For                            For
       total number of authorized shares of
       capital stock to (i) 499,000,000 shares of
       common stock, par value $0.0001 per share,
       which shall be designated as 455,000,000
       shares of Class A common stock ("Class A
       Common Stock"), having one vote per share,
       and 44,000,000 shares of Class B common
       stock ("Class B Common Stock"), having ten
       votes per share, and (ii) 1,000,000 shares
       of preferred stock, par value $0.0001 per
       share.

3B.    The Advisory Proposal: To (a) establish a                 Mgmt          For                            For
       dual class common stock structure
       consisting of Class A Common Stock and
       Class B Common Stock, (b) provide that
       holders of Class A Common Stock will be
       entitled to one vote per share and holders
       of Class B Common Stock will be entitled to
       ten votes per share on all matters properly
       submitted to the Combined Company's
       stockholders entitled to vote thereon, and
       (c) provide that the number of authorized
       shares of Class A Common Stock or Class B
       ...(due to space limits,see proxy material
       for full proposal).

3C.    The Advisory Proposal: To provide that (i)                Mgmt          For                            For
       the right of stockholders to call a special
       stockholder meeting shall be only called by
       the Chairman of the board of directors of
       the Corporation (the "Board"), Chief
       Executive Officer of the Corporation, or
       the Board pursuant to a resolution adopted
       by a majority of the Board and to (ii)
       remove of the right of stockholders to call
       a special stockholder meeting.

3D.    The Advisory Proposal: To remove the right                Mgmt          For                            For
       of stockholders to act by written consent
       except to the extent otherwise set forth in
       the Bylaws of the Corporation.

3E.    The Advisory Proposal: To require the                     Mgmt          For                            For
       approval of holders of at least a majority
       of the voting power of the outstanding
       shares of capital stock of the Combined
       Company entitled to vote generally in the
       election of directors, voting together as a
       single class to amend certain provisions of
       the Amended Charter.

3F.    The Advisory Proposal: To remove the waiver               Mgmt          For                            For
       of the corporate opportunity doctrine with
       respect to the Combined Company.

4.     The Incentive Plan Proposal: To approve the               Mgmt          For                            For
       SoundHound AI, Inc. 2022 Incentive Award
       Plan to be effective after consummation of
       the Business Combination.

5.     The ESPP Proposal: To approve the                         Mgmt          For                            For
       SoundHound AI, Inc. 2022 Employee Stock
       Purchase Plan to be effective after
       consummation of the Business Combination.

6.     The Nasdaq Proposal: To approve, (i) for                  Mgmt          For                            For
       purposes of complying with Nasdaq Listing
       Rules 5635 (a) and (b), the issuance of
       more than 20% of the issued and outstanding
       shares of common stock and the resulting
       change in control in connection with the
       Business Combination.

7A.    Election of Director: Dr. Keyvan Mohajer                  Mgmt          For                            For

7B.    Election of Director: James Hom                           Mgmt          For                            For

7C.    Election of Director: Larry Marcus                        Mgmt          For                            For

7D.    Election of Director: Dr. Eric Ball                       Mgmt          For                            For

7E.    Election of Director: Diana Sroka                         Mgmt          For                            For

8.     The Adjournment Proposal: To approve any                  Mgmt          For                            For
       adjournment or postponement of the ATSP
       Special Meeting for the purpose of
       soliciting additional proxies in the event
       the Corporation does not receive the
       requisite stockholder vote to approve the
       Business Combination Proposal, the Charter
       Amendment Proposal, the Advisory Proposal,
       the Incentive Plan Proposal, the ESPP
       Proposal, the Nasdaq Proposal or the
       Directors Proposal.




--------------------------------------------------------------------------------------------------------------------------
 CAPSTAR SPECIAL PURPOSE ACQUISITION CORP                                                    Agenda Number:  935539114
--------------------------------------------------------------------------------------------------------------------------
        Security:  14070Y101
    Meeting Type:  Special
    Meeting Date:  11-Jan-2022
          Ticker:  CPSR
            ISIN:  US14070Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - subject               Mgmt          For                            For
       to the approval and adoption of the Charter
       Amendment Proposal, NYSE Stock Issuance
       Proposal, Director Election Proposal and
       Equity Incentive Plan Proposal, to (a)
       adopt and approve the Business Combination
       Agreement, dated as of July 19, 2021 and
       amended on November 8, 2021 (as may be
       further amended, supplemented or otherwise
       modified from time to time, the "Business
       Combination Agreement"), a copy of which is
       appended to the accompanying ...(due to
       space limits, see proxy statement for full
       proposal).

2.     The Charter Amendment Proposal - to                       Mgmt          For                            For
       approve, assuming the Business Combination
       Proposal, NYSE Stock Issuance Proposal,
       Director Election Proposal and Equity
       Incentive Plan Proposal are approved and
       adopted, a proposed amended and restated
       certificate of incorporation (the "Proposed
       Charter"), which will amend and restate
       CPSR's current amended and restated
       certificate of incorporation (the "Current
       Charter"), and which Proposed Charter will
       be in effect when duly filed with the
       ...(due to space limits, see proxy
       statement for full proposal).

3A.    Advisory Charter Proposal A - to change the               Mgmt          For                            For
       corporate name of New Gelesis to "Gelesis
       Holdings, Inc.".

3B.    Advisory Charter Proposal B - to increase                 Mgmt          For                            For
       CPSR's capitalization so that it will have
       900,000,000 authorized shares of common
       stock and 250,000,000 authorized shares of
       preferred stock.

3C.    Advisory Charter Proposal C - to divide the               Mgmt          For                            For
       New Gelesis board of directors into three
       classes with staggered three-year terms.

3D.    Advisory Charter Proposal D - to provide                  Mgmt          For                            For
       that the removal of any director be only
       for cause and by the affirmative vote of at
       least 66 2/3% of New Gelesis'
       then-outstanding shares of capital stock
       entitled to vote generally in the election
       of directors.

3E.    Advisory Charter Proposal E - to provide                  Mgmt          For                            For
       that certain amendments to provisions of
       the Proposed Charter will require the
       approval of at least 66 2/3% of New
       Gelesis' then-outstanding shares of capital
       stock entitled to vote on such amendment.

3F.    Advisory Charter Proposal F - to make New                 Mgmt          For                            For
       Gelesis' corporate existence perpetual as
       opposed to CPSR's corporate existence,
       which is required to be dissolved and
       liquidated 24 months following the closing
       of its initial public offering, and to
       remove from the Proposed Charter the
       various provisions applicable only to
       special purpose acquisition companies.

3G.    Advisory Charter Proposal G - to remove the               Mgmt          For                            For
       provisions setting the Court of Chancery of
       the State of Delaware as the sole and
       exclusive forum for certain stockholder
       actions.

4.     The NYSE Stock Issuance Proposal - to                     Mgmt          For                            For
       approve, assuming the Business Combination
       Proposal, Charter Amendment Proposal,
       Director Election Proposal and Equity
       Incentive Plan Proposal are approved and
       adopted, for purposes of complying with the
       applicable provisions of Section 312 of the
       NYSE Listed Company Manual, (a) the
       issuance of up to 96,876,625 newly issued
       shares of common stock, par value $0.0001
       per share, of New Gelesis, in the Business
       Combination, which amount will be
       determined ...(due to space limits, see
       proxy statement for full proposal).

5.     The Director Election Proposal - to                       Mgmt          For                            For
       approve, assuming the Business Combination
       Proposal, Charter Amendment Proposal, NYSE
       Stock Issuance Proposal and Equity
       Incentive Plan Proposal are approved and
       adopted, the appointment of eight directors
       who, upon consummation of the Business
       Combination, will become directors of New
       Gelesis.

6.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       approve, assuming the Business Combination
       Proposal, Charter Amendment Proposal, NYSE
       Stock Issuance Proposal and Director
       Election Proposal are approved and adopted,
       the Gelesis Holdings, Inc. 2021 Stock
       Option and Incentive Plan, a copy of which
       is appended to the accompanying proxy
       statement/prospectus as Exhibit H to the
       Business Combination Agreement, a copy of
       which is attached to the accompanying proxy
       statement/prospectus as Annex A, which will
       become effective the day prior to the
       Closing.

7.     The Adjournment Proposal - to approve a                   Mgmt          For                            For
       proposal to adjourn the Special Meeting to
       a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, there
       are not sufficient votes to approve the
       Business Combination Proposal, the Charter
       Amendment Proposal, the NYSE Stock Issuance
       Proposal, the Director Election Proposal or
       the Equity Incentive Plan Proposal, or we
       determine that one or more ...(due to space
       limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 DUNE ACQUISITION CORPORATION                                                                Agenda Number:  935658762
--------------------------------------------------------------------------------------------------------------------------
        Security:  265334102
    Meeting Type:  Special
    Meeting Date:  14-Jun-2022
          Ticker:  DUNE
            ISIN:  US2653341022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Company's Amended and Restated                  Mgmt          For                            For
       Certificate of Incorporation to extend the
       date by which the Company must consummate a
       business combination from June 22, 2022
       (the date which is 18 months from the
       closing date of the Company's initial
       public offering(the "IPO")) to December 22,
       2023 (the date which is 36 months from the
       closing date of the IPO).

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Special Meeting to a later date or
       dates, if necessary or appropriate, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 E.MERGE TECHNOLOGY ACQUISITION CORP                                                         Agenda Number:  935671518
--------------------------------------------------------------------------------------------------------------------------
        Security:  26873Y104
    Meeting Type:  Special
    Meeting Date:  28-Jun-2022
          Ticker:  ETAC
            ISIN:  US26873Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's second amended and restated
       certificate of incorporation to extend the
       date by which the Company has to consummate
       a Business Combination from August 4, 2022
       to November 4, 2022 or such earlier date as
       determined by the board of directors.

2.     Adjournment Proposal: Adjourn the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 EDTECHX HOLDINGS ACQUISITION CORP. II                                                       Agenda Number:  935644244
--------------------------------------------------------------------------------------------------------------------------
        Security:  28139A102
    Meeting Type:  Special
    Meeting Date:  02-Jun-2022
          Ticker:  EDTX
            ISIN:  US28139A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to December 15, 2022.

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 ENVIRONMENTAL IMPACT ACQUISITION CORP                                                       Agenda Number:  935543389
--------------------------------------------------------------------------------------------------------------------------
        Security:  29408N106
    Meeting Type:  Special
    Meeting Date:  01-Feb-2022
          Ticker:  ENVI
            ISIN:  US29408N1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the Business Combination
       Agreement, dated as of August 9, 2021 (the
       "Merger Agreement"), by and among
       Environmental Impact Acquisition Corp.
       ("ENVI"), Honey Bee Merger Sub Inc.
       ("Merger Sub"), a Delaware corporation and
       wholly owned subsidiary of ENVI and
       GreenLight Biosciences, Inc.
       ("GreenLight"), a Delaware corporation, a
       copy of which is attached to the proxy
       statement/prospectus statement as Annex A.

2.     The Public Benefit Corporation Proposal -                 Mgmt          For                            For
       to consider and vote upon a proposal to
       approve the conversion of ENVI into a
       Delaware public benefit corporation,
       effective at the the time that the Merger
       becomes effective (the "Effective Time"),
       by adopting the Public Benefit Corporation
       Charter, which is identical to the second
       amended and restated certificate of
       incorporation of New GreenLight (the
       "Proposed Charter") except that it also
       contains the provisions necessary or
       desirable for the conversion of ENVI to a
       public benefit corporation.

3.     The Charter Amendment Proposal - to                       Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the Proposed Charter to
       be in effect following the Business
       Combination, which, if approved, would take
       effect at the Effective Time.

4A.    to change the authorized capital stock of                 Mgmt          For                            For
       ENVI from (a) 100,000,000 shares of ENVI
       Class A Common Stock, 20,000,000 shares of
       ENVI Class B Common Stock and 1,000,000
       shares of undesignated preferred stock of
       ENVI to (b) 500,000,000 shares of New
       GreenLight Common Stock and 10,000,000
       shares of undesignated preferred stock of
       New GreenLight.

4B.    to provide that, in addition to any vote                  Mgmt          For                            For
       required by applicable law or the
       certificate of inc. or bylaws of New
       GreenLight, the affirmative vote of holders
       of at least seventy-five percent (75%) of
       voting power of the then-outstanding shares
       of capital stock of New GreenLight entitled
       to vote generally in election of directors,
       voting together as a single class, will be
       required for stockholders to reduce total
       number of shares of New GreenLight
       Preferred Stock authorized to be issued by
       New GreenLight or to amend, alter, change
       or repeal, or adopt.

4C.    to provide that provisions of Proposed                    Mgmt          For                            For
       Bylaws may be adopted, amended, altered or
       repealed either (x) by approval of majority
       of New GreenLight Board or (y) the
       affirmative vote of holders of at least
       seventy-five percent (75%) of voting power
       of then- outstanding shares of capital
       stock of New GreenLight entitled to vote
       generally in election of directors, voting
       together as a single class, provided that
       voting requirement is reduced to a majority
       if New GreenLight Board recommends that
       stockholders approve the adoption,
       amendment, alteration or repeal.

5.     The Nasdaq Proposal - to consider and vote                Mgmt          For                            For
       upon a proposal to approve for purposes of
       complying with the applicable provisions of
       Nasdaq Stock Market Listing Rule 5635, to
       approve the issuance of shares of New
       GreenLight Common Stock in connection with
       the Business Combination Agreement.

6.     The Incentive Award Plan Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the New Greenlight 2022
       Equity and Incentive Plan, a copy of which
       is attached to the proxy
       statement/prospectus as Annex H.

7.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       to consider and vote upon a proposal to
       approve and adopt the New GreenLight 2022
       Employee Stock Purchase Plan, a copy of
       which is attached to the proxy
       statement/prospectus as Annex I.

8.     DIRECTOR
       Eric O'Brien                                              Mgmt          For                            For
       Jennifer E. Pardi                                         Mgmt          For                            For
       Matthew Walker                                            Mgmt          For                            For
       Martha Schlicher                                          Mgmt          For                            For
       Andrey Zarur                                              Mgmt          For                            For
       Charles Cooney                                            Mgmt          For                            For
       Ganesh Kishore                                            Mgmt          For                            For

9.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve adjournment
       of Special Meeting to a later date or dates
       (A) to extent necessary to ensure that any
       required supplement or amendment to proxy
       statement/prospectus is provided to ENVI
       stockholders.




--------------------------------------------------------------------------------------------------------------------------
 FIRSTMARK HORIZON ACQUISITION CORP.                                                         Agenda Number:  935552275
--------------------------------------------------------------------------------------------------------------------------
        Security:  33765Y101
    Meeting Type:  Special
    Meeting Date:  16-Mar-2022
          Ticker:  FMAC
            ISIN:  US33765Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of
       Merger,dated as of October 6, 2021 (as
       amended from time to time, the "Merger
       Agreement"), by and among FirstMark, Sirius
       Merger Sub Inc., a Delaware corporation and
       a direct wholly owned subsidiary of
       FirstMark ("Merger Sub"), Starry, Inc., a
       Delaware corporation ("Starry") and Starry
       Group Holdings, Inc., a Delaware
       corporation and wholly owned direct
       subsidiary of Starry ...(due to space
       limits, see proxy material for full
       proposal).

2.     The Organizational Documents Proposal - To                Mgmt          For                            For
       approve and adopt the proposed new
       certificate of incorporation (the "Proposed
       Charter") and bylaws (the "Proposed Bylaws"
       and, together with the Proposed Charter,
       the "Proposed Organizational Documents") of
       New Starry as the post-SPAC Merger company,
       which would take effect substantially
       concurrently with the effectiveness of the
       SPAC Merger (the "Organizational Documents
       Proposal").

3A.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Approve and adopt a provision of
       the Proposed Charter providing that the
       name of New Starry will be "Starry Group
       Holdings,Inc."

3B.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Change the corporate purpose to
       one more appropriate for a public operating
       company.

3C.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Set the number of authorized
       shares of Class A common stock of New
       Starry, par value $0.0001 per share ("New
       Starry Class A Common Stock"), to
       800,000,000, the number of authorized
       shares of Class X common stock, par value
       $0.0001 per share ("New Starry Class X
       Common Stock"), to 50,000,000 and the
       number of authorized shares of New Starry
       Preferred Stock to 10,000,000.

3D.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Provide that holders of New
       Starry Class A Common Stock will be
       entitled to one vote per share of New
       Starry Class A Common Stock and holders of
       New Starry Class X Common Stock will (i)
       prior to the Sunset Date (as defined in the
       section entitled "Selected Definitions"),
       be entitled to cast twenty votes per share
       and (ii) on the Sunset Date, each share of
       New Starry Class X Common Stock will
       automatically convert into one share
       ...(due to space limits, see proxy material
       for full proposal).

3E.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Provide that directors may be
       removed with or without cause under varying
       circumstances.

3F.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Provide that certain
       transactions are not "corporate
       opportunities" and that the Identified
       Persons (as defined in the Proposed
       Charter) are not subject to the doctrine of
       corporate opportunity and such Identified
       Persons do not have any fiduciary duty to
       refrain from engaging directly or
       indirectly in the same or similar business
       activities or lines of business as New
       Starry or any of its subsidiaries.

3G.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Provide that New Starry will not
       be governed by Section 203 of the DGCL and,
       instead, include a provision in the
       Proposed Charter that is substantially
       similar to Section 203 of the DGCL, and
       acknowledge that certain stockholders
       cannot be "interested stockholders" (as
       defined in Proposed Charter); provided that
       the restrictions on business combinations
       will apply for twelve months following the
       date the Proposed Charter is filed.

3H.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Provide that until the Sunset
       Date, any action required or permitted to
       be taken by the stockholders of New Starry
       may be effected at a duly called annual or
       special meeting of stockholders or, except
       as otherwise required by applicable law or
       the Proposed Charter, be taken without a
       meeting, by written consent and that
       following the Sunset Date, any action
       required or permitted to be taken by the
       stockholders of New Starry must be effected
       at ...(due to space limits, see proxy
       material for full proposal).

3I.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Increase the required voting
       thresholds for approving any amendments to
       the Proposed Bylaws to 662/3%.

3J.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Increase the required voting
       thresholds for approving certain amendments
       to the Proposed Charter to 662/3%.

3K.    The Advisory Organizational Document                      Mgmt          For                            For
       Proposal - Eliminate various provisions
       applicable only to blank check companies.

4.     The Exchange Proposal - To consider and                   Mgmt          For                            For
       vote upon a proposal to approve, for the
       purposes of complying with the applicable
       listing rules of the New York Stock
       Exchange, the issuance of (i) shares of New
       Starry Class A Common Stock and New Starry
       Class X Common Stock pursuant to the terms
       of the Merger Agreement, (ii) shares of New
       Starry Class A Common Stock to the PIPE
       Investors (as defined in the proxy
       statement/prospectus) pursuant to the PIPE
       Subscription Agreements (as defined ...(due
       to space limits, see proxy material for
       full proposal).

5.     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve on a non-binding advisory basis the
       Equity Incentive Plan, a copy of which is
       attached to the proxy statement/prospectus
       as Annex J (the "Equity Incentive Plan
       Proposal").

6.     The ESPP Proposal - To approve on a                       Mgmt          For                            For
       non-binding advisory basis the ESPP, a copy
       of which is attached to the proxy
       statement/prospectus as Annex K (the "ESPP
       Proposal").

7.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Condition Precedent Proposals would not
       be duly approved and adopted by our
       stockholders or we determine that one or
       more of the closing conditions under the
       Merger Agreement is not satisfied or waived
       (the "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 GIGCAPITAL4, INC.                                                                           Agenda Number:  935518956
--------------------------------------------------------------------------------------------------------------------------
        Security:  37518G101
    Meeting Type:  Special
    Meeting Date:  03-Dec-2021
          Ticker:  GIG
            ISIN:  US37518G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Agreement and Plan               Mgmt          For                            For
       of Merger dated June 4, 2021, as amended on
       August 6, 2021, and as it may be further
       amended from time to time, the ("Merger
       Agreement") by and among the Company,
       GigCapital4 Merger Sub Corporation, a
       Delaware corporation ("Merger Sub"),
       BigBear.ai Holdings, LLC, a Delaware
       limited liability company ("BigBear"), and
       BBAI Ultimate Holdings, LLC, a Delaware
       limited liability company, a copy of which
       is attached to the proxy statement as Annex
       A, and approve the transactions
       contemplated thereby.

2.     To approve, for purposes of complying with                Mgmt          For                            For
       applicable Nasdaq listing rules, the
       issuance of more than 20% of the Company's
       outstanding GigCapital4 Common Stock in
       connection with the Business Combination
       and the Convertible Note Subscription
       Agreements, including up to 123,710,000
       shares of GigCapital4 Common Stock to
       Ultimate as the sole equity holder of
       BigBear, and 17,391,304 shares of
       GigCapital4 Common Stock upon conversion of
       the Convertible Notes.

3.     To consider and vote upon a proposal to                   Mgmt          For                            For
       amend the Company's current amended and
       restated certificate of incorporation (the
       "Charter") to provide for the
       classification of our board of directors
       (our "Board") into three classes of
       directors with staggered terms of office
       and to make certain related changes.

4.     To consider and vote upon a proposal to                   Mgmt          For                            For
       amend the Company's Charter to provide for
       certain additional changes, including but
       not limited to changing the Company's name
       from "GigCapital4, Inc." to "BigBear.ai
       Holdings, Inc." and eliminating certain
       provisions specific to our status as a
       blank check company.

5A.    To approve the BigBear.ai Holdings, Inc.                  Mgmt          For                            For
       2021 Long-Term Incentive Plan (the "2021
       Plan"), including the authorization of the
       initial share reserve under the 2021 Plan.

5B.    To approve the BigBear.ai Holdings, Inc.                  Mgmt          For                            For
       2021 Employee Stock Purchase Plan (the
       "2021 ESPP"), including the authorization
       of the initial share reserve under the 2021
       ESPP.

6.     To elect, effective at Closing, eleven                    Mgmt          For                            For
       directors to serve staggered terms on our
       board of directors until the 2022, 2023 and
       2024 annual meetings of stockholders,
       respectively, and until their respective
       successors are duly elected and qualified.

7.     To approve, if necessary the adjournment of               Mgmt          For                            For
       the Special Meeting to a later date or
       dates to permit further solicitation and
       votes of proxies in the event there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Nasdaq
       Stock Issuance Proposal, the Charter
       Amendment Proposals, the Equity Plans
       Proposals or the Election of Directors
       Proposal. This proposal will only be
       presented at the Special Meeting if there
       are not sufficient votes to approve the
       proposals.




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL SPAC PARTNERS CO.                                                                    Agenda Number:  935582468
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3934K103
    Meeting Type:  Special
    Meeting Date:  11-Apr-2022
          Ticker:  GLSPT
            ISIN:  KYG3934K1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - To                     Mgmt          For                            For
       amend, by way of special resolution, the
       amended and restated Memorandum and
       Articles of Association of Global SPAC
       Partners Co. ("Global") to extend the date
       by which Global has to consummate a
       business combination from April 13, 2022 to
       July 13, 2022 (or such earlier date as
       determined by Global's Board of Directors).

2)     The Adjournment Proposal - To instruct the                Mgmt          For                            For
       chairman of the extraordinary general
       meeting to adjourn the extraordinary
       general meeting of Global shareholders to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       Proxies if, based upon the tabulated vote
       at the time of the special meeting, there
       are not sufficient votes to approve the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GLOBIS ACQUISITION CORP.                                                                    Agenda Number:  935655590
--------------------------------------------------------------------------------------------------------------------------
        Security:  379582109
    Meeting Type:  Special
    Meeting Date:  07-Jun-2022
          Ticker:  GLAQ
            ISIN:  US3795821095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon, on a non-binding               Mgmt          For                            For
       advisory basis, a proposal to change the
       corporate structure and jurisdiction of
       incorporation of Globis Nevada by way of
       continuation, an alteration of its
       authorized and issued share capital and re-
       registration from a Nevada corporation to a
       public company limited by shares
       incorporated under the laws of Gibraltar to
       be known as "Forafric Global PLC" ("New
       Forafric").

2.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve and adopt (a) the merger of Globis
       with and into Merger Sub, with Merger Sub
       surviving (the "Merger"), and (b) the
       appointment of an agent to act on behalf of
       Globis stockholders such that, subject to
       and immediately following the completion of
       the Merger, the agent will exchange the
       issued and outstanding shares of common
       stock of Merger Sub issued pursuant to the
       Merger, on a one-for-one basis, for
       ordinary shares of New Forafric.

3.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve the Business Combination Agreement,
       entered into as of December 19, 2021 (as
       amended or supplemented from time to time,
       the "Business Combination Agreement"), by
       and among Globis, Lighthouse Capital
       Limited ("Seller"), Forafric Agro Holdings
       Limited ("FAHL") and Globis Nevada, and the
       transactions contemplated by the Business
       Combination Agreement.

4.     To consider and vote upon the approval of                 Mgmt          For                            For
       the Equity Incentive Plan.

5.     DIRECTOR
       Saad Bendidi                                              Mgmt          For                            For
       Julien Benitah                                            Mgmt          For                            For
       Franco Cassar                                             Mgmt          For                            For
       James Lasry                                               Mgmt          For                            For
       Paul Packer                                               Mgmt          For                            For
       Ira Greenstein                                            Mgmt          For                            For
       Rachel Bitan                                              Mgmt          For                            For

6.     To consider and vote upon the terms of the                Mgmt          For                            For
       Proposed Organizational Documents of New
       Forafric, including authorization of the
       change in authorized share capital as
       indicated therein and the change of name of
       Globis to "Forafric Global PLC" assuming
       the Business Combination Proposal and the
       Merger and Exchange Proposal are approved
       and adopted.

7a.    To acknowledge and agree to the change in                 Mgmt          For                            For
       the authorized capital stock of Globis from
       (i) 100,000,000 Common Stock, and 1,000,000
       Preferred Stock, par value $0.0001 per
       share, to (ii) 100,000,000 Ordinary Shares
       and 1,000,000 Preferred Shares of New
       Forafric.

7b.    To acknowledge and agree to all other                     Mgmt          For                            For
       changes in connection with the replacement
       of terms of the Existing Organizational
       Documents with being subject to the terms
       of the Memorandum and Articles of
       Association to be adopted following the
       Redomiciliation and as a consequence of the
       re-registration as a Gibraltar public
       company limited by shares.

8.     To consider and vote upon, for the purposes               Mgmt          For                            For
       of complying with the applicable provisions
       of Nasdaq Listing Rule 5635(a), the
       issuance of Ordinary Shares and securities
       convertible into or exchangeable for
       Ordinary Shares in connection with the
       Business Combination, and the Ordinary
       Shares issued in connection with the PIPE
       Investment, the conversion of the FAHL
       Bonds and the conversion of the FAHL
       Related Party Loans.

9.     To consider and vote upon a proposal to                   Mgmt          For                            For
       adjourn the Stockholders Meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies
       if, based on the tabulated vote, there are
       not sufficient votes at the time of the
       Stockholders Meeting to authorize Globis to
       consummate the Business Combination.




--------------------------------------------------------------------------------------------------------------------------
 GROWTH CAPITAL ACQUISITION CORP.                                                            Agenda Number:  935545650
--------------------------------------------------------------------------------------------------------------------------
        Security:  39986V107
    Meeting Type:  Special
    Meeting Date:  09-Feb-2022
          Ticker:  GCAC
            ISIN:  US39986V1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, dated as of August 4, 2021 (as
       amended by the Amendment to the Business
       Combination Agreement, dated as of January
       21, 2022, and as it may be further amended
       or supplemented from time to time, the
       "Business Combination Agreement"), by and
       among Growth Capital Acquisition Corp., a
       Delaware corporation (the "Company"), GCAC
       Merger Sub Inc., a Delaware corporation and
       newly formed wholly-owned subsidiary
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Amended and Restated Charter Proposal -               Mgmt          For                            For
       To approve the amendment and restatement,
       in connection with the closing of the
       Business Combination, of the Company's
       existing amended and restated certificate
       of incorporation by adopting the second
       amended and restated certificate of
       incorporation, a copy of which is included
       as Annex B to the Proxy Statement.

3.     The Nasdaq Proposal - To approve, for                     Mgmt          For                            For
       purposes of complying with the applicable
       listing rules of the Nasdaq Stock Market,
       the issuance of (i) shares of the Company's
       common stock pursuant to the Business
       Combination Agreement and (ii)
       approximately $59.5 million of shares of
       the Company's Class A common stock to
       investors in a PIPE financing to be
       completed in connection with the Business
       Combination.

4.     The Incentive Plan Proposal - To approve                  Mgmt          For                            For
       and adopt the 2022 Equity Incentive Plan,
       including the initial share reserve and
       automatic increases thereunder, a copy of
       which is included as Annex D to the Proxy
       Statement.

5.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the Employee Stock
       Purchase Plan, including the initial share
       reserve and automatic increases thereunder,
       a copy of which is included as Annex E to
       the Proxy Statement.

6.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, the Company is not
       authorized to consummate the transactions
       contemplated by the Business Combination
       Agreement, including the Merger.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE CAPITAL CORP.                                                                    Agenda Number:  935544898
--------------------------------------------------------------------------------------------------------------------------
        Security:  42228C101
    Meeting Type:  Special
    Meeting Date:  18-Feb-2022
          Ticker:  HCCC
            ISIN:  US42228C1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Agreement and Plan of
       Merger, dated as of July 7, 2021 (as it may
       be amended or supplemented from time to
       time, the "Merger Agreement"), by and among
       HCCC, Alpha Tau Medical Ltd., a company
       organized under the laws of the state of
       Israel ("Alpha Tau") and Archery Merger Sub
       Inc., a Delaware corporation and
       wholly-owned subsidiary of Alpha Tau
       ("Merger Sub"), and the transactions
       contemplated therein.

2.1    The Charter Proposal - To approve and adopt               Mgmt          For                            For
       the name of the new public entity will be
       "Alpha Tau Medical Ltd." as opposed to
       "Healthcare Capital Corp.".

2.2    The Charter Proposal - To approve and adopt               Mgmt          For                            For
       the Alpha Tau Articles will provide for one
       class of ordinary shares as opposed to the
       two classes of common stock provided for in
       the HCCC Charter.

2.3    The Charter Proposal - To approve and adopt               Mgmt          For                            For
       Alpha Tau's corporate existence is
       perpetual as opposed to HCCC's corporate
       existence terminating if a business
       combination is not consummated within a
       specified period of time.

2.4    The Charter Proposal - To approve and adopt               Mgmt          For                            For
       the Alpha Tau Articles will not include the
       various provisions applicable only to
       special purpose acquisition corporations
       that the HCCC Charter contains.

3.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn this
       special meeting to a later date or dates,
       if necessary, if the parties are not able
       to consummate the Business Combination.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCOR CATALIO ACQUISITION CORP.                                                         Agenda Number:  935530572
--------------------------------------------------------------------------------------------------------------------------
        Security:  G44125105
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  HCAQ
            ISIN:  KYG441251058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       HealthCor's entry into the Business
       Combination Agreement, dated as of July 7,
       2021 (as the same has been or may be
       amended, modified, supplemented or waived
       from time to time, the "Business
       Combination Agreement"), by and among
       HealthCor, Optimus Merger Sub I, Inc., a
       Delaware corporation and wholly owned
       subsidiary of HealthCor ("Merger Sub I"),
       Optimus Merger Sub II, Inc., a Delaware
       corporation and wholly owned subsidiary
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that the change of
       HealthCor's jurisdiction of incorporation
       from the Cayman Islands to the State of
       Delaware (the "Domestication") by
       deregistering as an exempted company in the
       Cayman Islands and continuing and
       domesticating as a corporation incorporated
       under the laws of the State of Delaware
       (HealthCor following the Domestication,
       "New Hyperfine" and such proposal, the
       "Domestication Proposal") be approved,
       ratified and confirmed in all respects.

3.     The Organizational Documents Proposal -                   Mgmt          For                            For
       RESOLVED, as a special resolution, that,
       assuming the Business Combination Proposal
       and the Domestication Proposal are approved
       and adopted, the amendment and restatement
       of the Current Articles by their deletion
       and replacement with the proposed new
       certificate of incorporation (the "Proposed
       Charter") and bylaws (the "Proposed Bylaws"
       and, together with the Proposed Charter,
       the "Proposed Organizational Documents") of
       New Hyperfine, which, if approved, ...(due
       to space limits, see proxy statement for
       full proposal).

4A.    Advisory Charter Proposal 4A - RESOLVED,                  Mgmt          For                            For
       that the authorized share capital in the
       Proposed Charter be increased from
       555,000,000 shares divided into 500,000,000
       Class A ordinary shares, par value $0.0001
       per share (the "Class A ordinary shares"),
       50,000,000 Class B ordinary shares, par
       value $0.0001 per share (the "Class B
       ordinary shares" and, together with the
       Class A ordinary shares, the "ordinary
       shares"), and 5,000,000 preference shares,
       par value $0.0001 per share (the
       "preference ...(due to space limits, see
       proxy statement for full proposal).

4B.    Advisory Charter Proposal 4B - RESOLVED,                  Mgmt          For                            For
       that the Proposed Charter provide that
       holders of shares of Class A common stock
       will be entitled to cast one vote per share
       of Class A common stock and (i) prior to
       the effective time of the Mergers (the
       "Effective Time"), holders of shares of
       Class B common stock will have the right to
       one vote per share of Class B common stock,
       and (ii) effective upon the Effective Time,
       holders of shares of Class B common stock
       will be entitled to cast 20 votes ...(due
       to space limits, see proxy statement for
       full proposal).

4C.    Advisory Charter Proposal 4C - RESOLVED,                  Mgmt          For                            For
       that the Proposed Charter provide that any
       action required or permitted to be taken by
       the stockholders of New Hyperfine at any
       annual or special meeting of stockholders
       of New Hyperfine may be taken by written
       consent until the time the issued and
       outstanding shares of Class B common stock
       represent less than 50% of the voting power
       of the then outstanding shares of capital
       stock of New Hyperfine that would be
       entitled to vote in the election of ...
       (due to space limits, see proxy statement
       for full proposal).

4D.    Advisory Charter Proposal 4D - RESOLVED,                  Mgmt          For                            For
       that amendments to certain provisions of
       the Proposed Charter relating to the rights
       of Class A common stock and Class B common
       stock will require (i) so long as any
       shares of Class B common stock remain
       outstanding, the affirmative vote of the
       holders of at least two-thirds of the
       outstanding shares of Class B common stock,
       voting as a separate class, (ii) so long as
       any shares of Class A common stock remain
       outstanding, the affirmative vote of the
       ...(due to space limits, see proxy
       statement for full proposal).

4E.    Advisory Charter Proposal 4E - RESOLVED,                  Mgmt          For                            For
       that the Proposed Bylaws may be amended,
       altered, repealed or adopted either (x) by
       the affirmative vote of a majority of the
       board of directors of New Hyperfine (the
       "New Hyperfine Board") present at any
       regular or special meeting of the New
       Hyperfine Board at which a quorum is
       present or (y) (i) when the issued and
       outstanding shares of Class B common stock
       represents less than 50% of the voting
       power of the then outstanding shares of
       capital stock ... (due to space limits, see
       proxy statement for full proposal).

4F.    Advisory Charter Proposal 4F - RESOLVED,                  Mgmt          For                            For
       that the Proposed Charter provide that the
       number of directors will be fixed and may
       be modified by the New Hyperfine Board;
       provided that, prior to the first date on
       which the issued and outstanding shares of
       Class B common stock represents less than
       50% of the voting power of the then
       outstanding shares of capital stock of New
       Hyperfine that would be entitled to vote in
       the election of directors, the number of
       directors cannot exceed a certain ... (due
       to space limits, see proxy statement for
       full proposal).

4G.    Advisory Charter Proposal 4G - RESOLVED,                  Mgmt          For                            For
       that the Proposed Charter provide that the
       New Hyperfine Board is not classified, and
       that the New Hyperfine directors shall
       serve for a term of one year, expiring at
       the next annual meeting of stockholders of
       New Hyperfine, as opposed to the Current
       Articles, which provide that HealthCor's
       board of directors is divided into three
       classes, with each class elected for
       staggered three year terms.

4H.    Advisory Charter Proposal 4H - RESOLVED,                  Mgmt          For                            For
       that the Proposed Charter provide that any
       or all directors of New Hyperfine may be
       removed from office at any time with or
       without cause and for any or no reason only
       with and immediately upon, (i) on or after
       the date on which the issued and
       outstanding shares of Class B common stock
       represents less than 50% of the voting
       power of the then outstanding shares of
       capital stock of New Hyperfine that would
       be entitled to vote in the election of
       directors, the ... (due to space limits,
       see proxy statement for full proposal).

4I.    Advisory Charter Proposal 4I - RESOLVED,                  Mgmt          For                            For
       that various provisions in the Current
       Articles applicable only to blank check
       companies, including the provisions
       requiring that HealthCor have net tangible
       assets of at least $5,000,001 immediately
       prior to, or upon such consummation of, a
       business combination, be eliminated.

5.     The Stock Issuance Proposal - RESOLVED, as                Mgmt          For                            For
       an ordinary resolution, that, assuming the
       Business Combination Proposal, the
       Domestication Proposal and the
       Organizational Documents Proposal are
       approved and adopted, for the purposes of
       complying with the applicable listing rules
       of The Nasdaq Stock Market ("Nasdaq"), the
       issuance of (i) an aggregate of 29,663,067
       shares of Class A common stock to
       stockholders of Hyperfine pursuant to the
       terms of the Business Combination
       Agreement, ... (due to space limits, see
       proxy statement for full proposal).

6.     The Director Election Proposal - RESOLVED,                Mgmt          For                            For
       as an ordinary resolution, that, assuming
       the Business Combination Proposal, the
       Domestication Proposal, the Organizational
       Documents Proposal and the Stock Issuance
       Proposal are approved and adopted, the
       appointment of seven directors who,
       effective immediately after the Effective
       Time, will become the directors of New
       Hyperfine until their respective successors
       are duly elected and qualified pursuant to
       the terms of the Proposed ... (due to space
       limits, see proxy statement for full
       proposal).

7.     The Incentive Plan Proposal - RESOLVED, as                Mgmt          For                            For
       an ordinary resolution, that, assuming the
       Business Combination Proposal, the
       Domestication Proposal, the Organizational
       Documents Proposal, the Stock Issuance
       Proposal and the Director Election Proposal
       are approved and adopted, the Hyperfine,
       Inc. 2021 Equity Incentive Plan (the
       "Incentive Plan Proposal") be approved and
       adopted.

8.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the extraordinary general
       meeting, any of the Business Combination
       Proposal, the Domestication Proposal, the
       Organizational Documents Proposal, the
       Stock Issuance Proposal or the Incentive
       Plan Proposal would not be duly ... (due to
       space limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 L&F ACQUISITION CORP                                                                        Agenda Number:  935611055
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53702109
    Meeting Type:  Special
    Meeting Date:  03-May-2022
          Ticker:  LNFA
            ISIN:  KYG537021092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal -                        Mgmt          For                            For
       RESOLVED, as a special resolution that: a)
       the first sentence of Article 49.7 of L&F's
       Amended and Restated Memorandum and
       Articles of Association be deleted in its
       entirety and replaced with the following
       new first sentence of Article 49.7: "In the
       event that the Company does not consummate
       a Business Combination by August 24, 2022,
       or such later time as the Members may
       approve in accordance with the Articles,
       the Company shall:" b) Article 49.8(a) of
       L&F's ...(due to space limits, see proxy
       material for full proposal).

2.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the Shareholder Meeting to a later date
       or dates if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Shareholder Meeting, there are insufficient
       Class A ordinary shares, par value $0.0001
       per share and Class B ordinary shares, par
       value $0.0001 per share in the capital of
       L&F represented (either in person or by
       proxy) to constitute a quorum necessary
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 M3-BRIGADE ACQUISITION II CORP.                                                             Agenda Number:  935542945
--------------------------------------------------------------------------------------------------------------------------
        Security:  553800103
    Meeting Type:  Special
    Meeting Date:  09-Feb-2022
          Ticker:  MBAC
            ISIN:  US5538001034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Business Combination Proposal - To consider               Mgmt          For                            For
       and vote upon a proposal to approve the
       transactions contemplated by the Agreement
       and Plan of Merger, dated as August 16,
       2021 (as it may be amended from time to
       time in accordance with its terms, the
       "Merger Agreement"), by and among
       M3-Brigade Acquisition II Corp. (the
       "Company"), Blue Steel Merger Sub Inc.
       ("Merger Sub") and Syniverse Corporation
       ("Syniverse"), including the business
       combination described in the accompanying
       proxy statement (the "Business
       Combination").

2.     To approve, (i) the issuance of more than                 Mgmt          For                            For
       20% of the issued and outstanding shares,
       and (ii) the issuance of more than one
       percent of the issued and outstanding
       shares of Common Stock.

3.     Charter Proposal - To consider and vote                   Mgmt          For                            For
       upon a proposal to adopt two separate
       proposed charters, proposed charter
       alternative A, substantially in the form
       attached to the accompanying proxy
       statement as Annex B-1 ("Charter Amendment
       Alternative A"), and proposed charter
       alternative B, substantially in the form
       attached to the accompanying proxy
       statement as Annex B-2 ("Charter Amendment
       Alternative B," and together with Charter
       Amendment Alternative A, the "Charter
       Amendments");

4A.    Super Majority Vote Requirements - Proposal               Mgmt          For                            For
       to add a super majority vote provision
       requiring that the prior affirmative vote
       of holders of at least sixty-six and
       two-thirds percent of the voting power of
       the outstanding shares of Common Stock,
       voting as a single class will be required
       before the Company.

4B.    Change in Authorized Shares - Proposal (i)                Mgmt          For                            For
       in the case of Charter Amendment
       Alternative A, to increase our total number
       of authorized shares of all classes of
       Common Stock (ii) in the case of Charter
       Amendment Alternative B, to increase our
       total number of authorized shares of all
       classes of Common Stock.

4C.    Corporate Opportunity - To consider and                   Mgmt          For                            For
       vote upon a proposal to update the
       provisions regarding corporate
       opportunities to, among other things.

4D.    Declassification of Board - To consider and               Mgmt          For                            For
       vote upon a proposal to declassify our
       Board.

4E.    Special Quorum Requirement and Director                   Mgmt          For                            For
       Voting Rights related to Carlyle and Twilio
       - To consider and vote upon a proposal to
       make certain of the terms of the Second
       Amended and Restated Certificate of
       Incorporation and also provide that for as
       long as any director nominated by Carlyle
       and its affiliates.

4F.    Ability to Call a Special Meeting - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       provide that special meetings can only be
       called by the Board (or an officer of the
       Company at the direction of the Board) and
       no longer individually by the Company's
       Chief Executive Officer or the Chairman of
       the Board.

4G.    Class A Stock to Have Exclusive Right to                  Mgmt          For                            For
       Vote for the Election and Removal of
       Directors - To consider and vote upon a
       proposal to give the Class A Stock the
       exclusive right to vote for the election
       and removal of directors and the Class C
       Stock no right to vote for the election or
       removal of directors.

5.     DIRECTOR
       James Attwood                                             Mgmt          For                            For
       Kevin Beebe                                               Mgmt          For                            For
       Orisa Cherenfant                                          Mgmt          For                            For
       Andrew Davies                                             Mgmt          For                            For
       Tony Holcombe                                             Mgmt          For                            For
       Greg Kleiner                                              Mgmt          For                            For
       Dan Mead                                                  Mgmt          For                            For
       Mohsin Y. Meghji                                          Mgmt          For                            For
       Lauren Nemeth                                             Mgmt          For                            For
       Matthew Perkal                                            Mgmt          For                            For
       Raymond Ranelli                                           Mgmt          For                            For

6.     Incentive Award Plan Proposal - To consider               Mgmt          For                            For
       and vote upon a proposal to adopt the
       Syniverse Technologies Corporation 2021
       Omnibus Incentive Plan (the "Incentive
       Award Plan"), a copy of which is attached
       to the accompanying proxy statement as
       Annex J, including the authorization of the
       initial share reserve under the Incentive
       Award Plan.

7.     Adjournment Proposal - To consider and vote               Mgmt          For                            For
       upon a proposal to adjourn the Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if there are
       insufficient votes for, or otherwise.




--------------------------------------------------------------------------------------------------------------------------
 MOTIVE CAPITAL CORP                                                                         Agenda Number:  935552629
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6293A103
    Meeting Type:  Special
    Meeting Date:  15-Mar-2022
          Ticker:  MOTV
            ISIN:  KYG6293A1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       Proposal to approve and adopt by ordinary
       resolution the Agreement and Plan of
       Merger, dated as of September 13, 2021 (the
       "Merger Agreement"), by and among Motive,
       FGI Merger Sub, Inc., a wholly owned
       subsidiary of Motive ("Merger Sub"), and
       Forge Global, Inc. ("Forge"), a copy of
       which is attached as Annex A to the Proxy
       Statement, and the transactions
       contemplated thereunder, including the
       merger of Merger Sub with and into Forge
       (the "Merger" and, together with ...(due to
       space limits, see proxy material for full
       proposal).

2.     The Redomestication Proposal - Proposal to                Mgmt          For                            For
       approve by special resolution the change of
       Motive's jurisdiction of incorporation by
       deregistering as an exempted company in the
       Cayman Islands and continuing and
       domesticating as a corporation incorporated
       under the laws of the State of Delaware
       (the "Domestication" and, together with the
       Merger, the "Business Combination").
       Approval of the Business Combination
       Proposal, the Redomestication Proposal, the
       Binding Charter Proposal, and the ...(due
       to space limits, see proxy material for
       full proposal).

3A.    Authorized Shares - Proposal to authorize                 Mgmt          For                            For
       the change in the authorized capital stock
       of Motive from (i) 500,000,000 Class A
       ordinary shares, 50,000,000 Class B
       ordinary shares and 5,000,000 preference
       shares, par value $0.0001 per share, to
       (ii) 2,000,000,000 shares of Domestication
       Common Stock and 100,000,000 shares of New
       Forge preferred stock.

3B.    Exclusive Forum Provision - Proposal to                   Mgmt          For                            For
       authorize adopting Delaware as the
       exclusive forum for certain stockholder
       litigation.

3C.    Adoption of Supermajority Vote Requirement                Mgmt          For                            For
       to Amend the Proposed Organizational
       Documents - Proposal to approve provisions
       requiring the affirmative vote of at least
       (i) two-thirds of the outstanding shares of
       capital stock entitled to vote to adopt,
       amend or repeal the Proposed Bylaws and
       (ii) two-thirds of the outstanding shares
       of capital stock entitled to vote, and two-
       thirds of the outstanding shares of each
       class entitled to vote as a class, to amend
       or repeal any provision of Articles V (the
       ...(due to space limits, see proxy material
       for full proposal).

3D.    Removal of Directors - Proposal to approve                Mgmt          For                            For
       provisions permitting the removal of a
       director only for cause and only by the
       affirmative vote of not less than
       two-thirds of the outstanding shares
       entitled to vote at an election of
       directors, voting together as a single
       class.

3E.    Action by Written Consent of Stockholders -               Mgmt          For                            For
       Proposal to approve provisions requiring
       stockholders to take action at an annual or
       special meeting and prohibiting stockholder
       action by written consent in lieu of a
       meeting.

3F.    Other Changes In Connection With Adoption                 Mgmt          For                            For
       of the Proposed Organizational Documents -
       Proposal to authorize (1) changing the
       corporate name from "Motive Capital Corp"
       to "Forge Global Holdings, Inc.", (2)
       making New Forge's corporate existence
       perpetual, and (3) removing certain
       provisions related to Motive's status as a
       blank check company that will no longer be
       applicable upon consummation of the
       Business Combination.

4.     The Binding Charter Proposal - Proposal to                Mgmt          For                            For
       approve by special resolution the Proposed
       Charter in the form attached as Annex B to
       the Proxy Statement. Approval of the
       Business Combination Proposal, the
       Redomestication Proposal, the Binding
       Charter Proposal, and the NYSE Proposal are
       each cross-conditioned on the approval of
       the others at the Extraordinary Meeting.
       Therefore, if any of the Business
       Combination Proposal, Redomestication
       Proposal, or NYSE Proposal is not approved,
       the Binding Charter Proposal will have no
       effect.

5.     The Director Election Proposal - Proposal                 Mgmt          For                            For
       to approve by ordinary resolution of the
       holders of Class B ordinary shares of
       Motive the seven (7) individuals to serve
       as members of the New Forge board of
       directors following the consummation of the
       Business Combination. The Director Election
       Proposal is conditioned on the approval of
       each of the Business Combination Proposal,
       the Redomestication Proposal, the NYSE
       Proposal and the Binding Charter Proposal,
       as well as upon the consummation of the
       ...(due to space limits, see proxy material
       for full proposal).

6.     The NYSE Proposal - Proposal to approve by                Mgmt          For                            For
       ordinary resolution, for purposes of
       complying with applicable listing rules of
       the New York Stock Exchange, the issuance
       of more than 20% of the issued and
       outstanding ordinary shares of Motive
       pursuant to the Business Combination.
       Approval of the Business Combination
       Proposal, the Redomestication Proposal, the
       Binding Charter Proposal, and the NYSE
       Proposal are each cross-conditioned on the
       approval of the others at the Extraordinary
       Meeting. ...(due to space limits, see proxy
       material for full proposal).

7.     The Incentive Plan Proposal - Proposal to                 Mgmt          For                            For
       approve by ordinary resolution the Forge
       Global Holdings, Inc. 2022 Stock Option and
       Incentive Plan in the form attached as
       Annex I to the Proxy Statement. The
       Incentive Plan Proposal is conditioned on
       the approval of each of the Business
       Combination Proposal, the Redomestication
       Proposal, the NYSE Proposal and the Binding
       Charter Proposal, as well as upon the
       consummation of the Business Combination.
       Therefore, if each of the Business ...(due
       to space limits, see proxy material for
       full proposal).

8.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       Proposal to approve by ordinary resolution
       the Forge Global Holdings, Inc. 2022
       Employee Stock Purchase Plan in the form
       attached as Annex J to the Proxy Statement.
       The Employee Stock Purchase Plan Proposal
       is conditioned on the approval of each of
       the Business Combination Proposal, the
       Redomestication Proposal, the NYSE Proposal
       and the Binding Charter Proposal, as well
       as upon the consummation of the Business
       Combination. Therefore, if each of ...(due
       to space limits, see proxy material for
       full proposal).

9.     The Adjournment Proposal - Proposal to                    Mgmt          For                            For
       approve by ordinary resolution the
       adjournment of the Extraordinary Meeting to
       a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Business Combination
       Proposal, the Redomestication Proposal, the
       Binding Charter Proposal, the Incentive
       Plan Proposal, the Employee Stock Purchase
       Plan Proposal, the Director Election
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 NORTH ATLANTIC ACQUISITION CORP.                                                            Agenda Number:  935625028
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66139109
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  NAAC
            ISIN:  KYG661391097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Two separate proposals to approve the                     Mgmt          For                            For
       Business Combination and approve and adopt
       the Business Combination Agreement, dated
       as of December 16, 2021 as amended (the
       "Business Combination Agreement"), by and
       among NAAC, TeleSign, BICS, New SPAC, and
       New Holdco, pursuant to which the business
       combination will be effected in two steps:
       (a) the proposal to approve and authorize
       by special resolution the merger of NAAC
       with and into New SPAC (the "SPAC Merger"),
       with New SPAC surviving the SPAC Merger and
       ...(due to space limits, see proxy material
       for full proposal).

2.     To approve by special resolution the                      Mgmt          For                            For
       proposed certificate of incorporation (the
       "Proposed Certificate of Incorporation")
       and the proposed bylaws (the "Proposed
       Bylaws" and, together with the Proposed
       Certificate of Incorporation, the "Proposed
       Organizational Documents") of New Holdco
       (the "Organizational Documents Proposal").

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, by special resolution, certain
       governance provisions in the Proposed
       Organizational Documents, which are being
       presented separately in accordance with
       U.S. Securities and Exchange Commission
       guidance to give shareholders the
       opportunity to present their separate views
       on important corporate governance
       provisions (the "Advisory Organizational
       Documents Proposals").

4.     To approve by ordinary resolution, for                    Mgmt          For                            For
       purposes of complying with applicable
       listing rules of The Nasdaq Capital Market,
       (a) the issuance of up to 115,512,500
       shares of New Holdco Common Stock in
       connection with the Share Acquisition, and
       (b) the issuance and sale of 11,698,750
       shares of New Holdco Common Stock in the
       PIPE Financing, which will occur
       substantially concurrently with, and is
       contingent upon, the consummation of the
       Share Acquisition (the "Nasdaq Proposal").

5.     To approve by ordinary resolution and adopt               Mgmt          For                            For
       the NAAC Holdco, Inc. 2022 Restricted Stock
       Units and Performance Stock Units Incentive
       Plan (the "Incentive Plan") and material
       terms there under (the "Incentive Plan
       Proposal").

6.     To approve by ordinary resolution the                     Mgmt          For                            For
       adjournment of the extraordinary general
       meeting to a later date or dates, if
       necessary or appropriate, (a) to the extent
       necessary to ensure that any required
       supplement or amendment to this proxy
       statement/prospectus is provided to NAAC
       shareholders or, if as of the time for
       which the extraordinary general meeting is
       scheduled, there are insufficient NAAC
       ordinary shares represented (either in the
       person or by proxy) to constitute a ...(due
       to space limits, see proxy material for
       full proposal).




--------------------------------------------------------------------------------------------------------------------------
 NOVUS CAPITAL CORPORATION II                                                                Agenda Number:  935545220
--------------------------------------------------------------------------------------------------------------------------
        Security:  67012W104
    Meeting Type:  Special
    Meeting Date:  10-Feb-2022
          Ticker:  NXU
            ISIN:  US67012W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Business                         Mgmt          For                            For
       Combination Agreement and Plan of
       Reorganization, dated as of September 8,
       2021 (as may be amended from time to time,
       the "Business Combination Agreement"), by
       and among Novus, Energy Vault, Inc., a
       Delaware corporation ("Energy Vault"), and
       NCCII Merger Corp., a Delaware corporation
       ("Merger Sub"), and the transactions
       contemplated thereby, pursuant to which
       Novus will issue shares of common stock of
       Novus ("Combined Company Common Stock") to
       holders of ...(due to space limits, see
       proxy statement for full proposal).

2A.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To change the
       name of Novus Capital Corporation II to
       "Energy Vault Holdings, Inc."

2B.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To eliminate
       the Class B Common Stock classification and
       provide for a single class of Common Stock.

2C.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To change the
       number of authorized shares of Novus's
       capital stock, par value $0.0001 per share,
       from 525,000,000 shares, consisting of (a)
       520,000,000 shares of common stock,
       including 500,000,000 shares of Novus
       Common Stock and 20,000,000 shares of Class
       B Common Stock and (b) 5,000,000 shares of
       preferred stock, to 505,000,000 shares,
       consisting of (i) 500,000,000 shares of
       common stock and (ii) 5,000,000 shares of
       preferred stock.

2D.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To provide
       that any director or the entire board of
       directors of Novus may be removed from
       office at any time, but only for cause and
       only by the affirmative vote of the holders
       of at least 66 2/3% of the voting power of
       all then-outstanding shares of Novus's
       capital stock entitled to vote thereon,
       voting together as a single class.

2E.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To eliminate
       the current limitations in place on the
       corporate opportunity doctrine.

2F.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To increase
       the required vote thresholds for approving
       amendments to the bylaws and to certain
       specified provisions of the certificate of
       incorporation to 66 2/3%.

2G.    To approve the following amendment to                     Mgmt          For                            For
       Novus's current amended and restated
       certificate of incorporation: To approve
       all other changes, including eliminating
       certain provisions related to special
       purpose acquisition corporations that will
       no longer be relevant following the closing
       of the Business Combination (the
       "Closing").

3.     To adopt the Energy Vault Holdings, Inc.                  Mgmt          For                            For
       2022 Equity Incentive Plan (the "2022
       Plan") established to be effective after
       the Closing to assist Novus, immediately
       upon consummation of the Business
       Combination (the "Combined Company"), in
       retaining the services of eligible
       employees, directors and consultants, to
       secure and retain the services of new
       employees, directors and consultants and to
       provide incentives for such persons to
       exert maximum efforts for the Combined
       Company's success.

4.     To (i) approve the issuance of Combined                   Mgmt          For                            For
       Company Common Stock to (a) Energy Vault's
       stockholders as a result of the Merger
       pursuant to the Business Combination
       Agreement, and (b) the investors in the
       PIPE; and (ii) approve the issuance of
       equity awards under the 2022 Plan if such
       plan is approved in accordance with
       Proposal 3 ("Equity Incentive Plan
       Proposal").

5.     To adjourn the special meeting to a later                 Mgmt          For                            For
       date or dates, if necessary, to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the special meeting, there are not
       sufficient votes to approve one or more
       proposals presented to stockholders for
       vote.




--------------------------------------------------------------------------------------------------------------------------
 OAKTREE ACQUISITION CORP. II                                                                Agenda Number:  935653899
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6715X103
    Meeting Type:  Special
    Meeting Date:  07-Jun-2022
          Ticker:  OACB
            ISIN:  KYG6715X1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       OACB's entry into the Business Combination
       Agreement, dated as of December 7, 2021 (as
       may be amended, supplemented or otherwise
       modified from time to time, the "Business
       Combination Agreement"), by and among OACB,
       Alvotech Holdings S.A., a public limited
       liability company (societe anonyme)
       incorporated and existing under the laws of
       the Grand Duchy of Luxembourg, having its
       registered office at 9, Rue de ...(due to
       space limits, see proxy material for full
       proposal).

2.     The First Merger Proposal - RESOLVED, as a                Mgmt          For                            For
       special resolution, that (a) OACB be
       authorized to merge with TopCo so that
       TopCo is the surviving entity and all the
       undertaking, property and liabilities of
       OACB vest in TopCo; (b) the plan of merger
       in the form tabled to the General Meeting
       (a draft of which is attached to the
       accompanying proxy statement/prospectus as
       Exhibit G of Annex A, the "Plan of First
       Merger") be authorized, approved and
       confirmed in all respects; and (c) OACB be
       authorized to enter into the Plan of First
       Merger.

3.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the OACB General Meeting to a later date
       or dates (A) to the extent necessary to
       ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to OACB
       shareholders, (B) in order to solicit
       additional proxies from OACB shareholders
       in favor of one or more of the proposals at
       the OACB General Meeting or (C) if OACB
       shareholders redeem an amount of the OACB
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 PATHFINDER ACQUISITION CORP.                                                                Agenda Number:  935523820
--------------------------------------------------------------------------------------------------------------------------
        Security:  G04119106
    Meeting Type:  Special
    Meeting Date:  07-Dec-2021
          Ticker:  PFDR
            ISIN:  KYG041191068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       Pathfinder's entry into the Business
       Combination Agreement, dated as of July 15,
       2021 (as amended and restated on August 11,
       2021 and as may be further (amended,
       supplemented, or otherwise modified from
       time to time) (the "Business Combination
       Agreement"), by and among Pathfinder, Serve
       Merger Sub, Inc., a Delaware corporation
       and wholly owned subsidiary of Pathfinder
       ("Serve Merger Sub"), and ServiceMax,
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that Pathfinder be
       transferred by way of continuation to
       Delaware pursuant to Part XII of the
       Companies Act (As Revised) of the Cayman
       Islands and Section 388 of the General
       Corporation Law of the State of Delaware
       and, immediately upon being de-registered
       in the Cayman Islands, Pathfinder be
       continued and domesticated as a corporation
       under the laws of the state of Delaware
       and, conditional upon, and with effect
       from, the ... (due to space limits, see
       proxy statement for full proposal).

3.     The Charter Amendment Proposal - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the
       certificate of incorporation and bylaws of
       Pathfinder, copies of which are attached to
       the proxy statement/prospectus as Annex B
       and Annex C, respectively, be approved as
       the certificate of incorporation and bylaws
       of ServiceMax, Inc., conditional upon, and
       with effect from the effectiveness of the
       Domestication.

4.     Advisory Governing Documents Proposal A -                 Mgmt          For                            For
       RESOLVED, as a non-binding advisory
       resolution, that the change in the
       authorized share capital of Pathfinder from
       (i) US$33,100.00 divided into 300,000,000
       Class A ordinary shares, par value $0.0001
       per share, 30,000,000 Class B ordinary
       shares, par value $0.0001 per share, and
       1,000,000 preference shares, par value
       $0.0001 per share, to (ii) US$11,000
       divided into 1,000,000,000 shares of common
       stock, par value $0.00001 per share, of New
       SM, ...(due to space limits, see proxy
       statement for full proposal).

5.     Advisory Governing Documents Proposal B -                 Mgmt          For                            For
       RESOLVED, as a non-binding advisory
       resolution, that the authorization to the
       New SM Board to issue any or all shares of
       New SM Preferred Stock in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the New SM Board and as may be permitted
       by the Delaware General Corporation Law be
       approved.

6.     Advisory Governing Documents Proposal C -                 Mgmt          For                            For
       RESOLVED, as a non-binding advisory
       resolution, that certain provisions of the
       certificate of incorporation of New SM that
       are subject to the Registration and
       Shareholder Rights Agreement be approved.

7.     Advisory Governing Documents. Proposal D -                Mgmt          For                            For
       RESOLVED, as a non-binding advisory
       resolution, that the removal of the ability
       of New SM stockholders to take action by
       written consent in lieu of a meeting unless
       investment fund(s) affiliated with or
       managed by Silver Lake or any of its
       affiliates, or any successor, transferee or
       affiliate thereof, beneficially own a
       majority of the voting power of all of the
       then outstanding shares of capital stock of
       New SM entitled to vote on such ... (due to
       space limits, see proxy statement for full
       proposal).

8.     Advisory Governing Documents Proposal E -                 Mgmt          For                            For
       RESOLVED, as a non-binding advisory
       resolution, that the amendment and
       restatement of the Existing Governing
       Documents be approved and that all other
       changes necessary or, as mutually agreed in
       good faith by Pathfinder and ServiceMax,
       desirable in connection with the
       replacement of Existing Governing Documents
       with the Proposed Certificate of
       Incorporation and Proposed Bylaws as part
       of the Domestication (copies of which are
       attached to the ...(due to space limits,
       see proxy statement for full proposal).

9.     Advisory Governing Documents Proposal F -                 Mgmt          For                            For
       RESOLVED, as a non-binding, advisory
       resolution, that the election of New SM not
       be governed by Section 203 of the DGCL and
       limiting certain corporate takeovers by
       interested stockholders be approved.

10.    The NASDAQ Proposal - RESOLVED, as an                     Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of NASDAQ Listing Rule 5635, the issuance
       of shares of New SM Common.

11.    Stock be approved. - The Incentive Equity                 Mgmt          For                            For
       Plan Proposal - RESOLVED, as an ordinary
       resolution, that the ServiceMax, Inc. 2021
       Omnibus Incentive Plan, a copy of which is
       attached to the proxy statement/prospectus
       as Annex D, be adopted and approved.

12.    The ESPP Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that the ServiceMax,
       Inc. 2021 Employee Stock Purchase Plan, a
       copy of which is attached to the proxy
       statement/prospectus as Annex E, be adopted
       and approved.

13.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (i) to solicit
       additional proxies for the purpose of
       obtaining approval by the Pathfinder
       Shareholders for each of the proposals
       necessary to consummate transactions
       contemplated by the Business Combination
       Agreement (ii) for the absence of a quorum,
       (iii) to allow reasonable additional time
       for the filing or mailing of any
       supplemental or amended ...(due to space
       limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 SCVX CORP.                                                                                  Agenda Number:  935542161
--------------------------------------------------------------------------------------------------------------------------
        Security:  G79448208
    Meeting Type:  Special
    Meeting Date:  25-Jan-2022
          Ticker:  SCVX
            ISIN:  KYG794482086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Proposal - Extend the date that                 Mgmt          Against                        Against
       the Company has to consummate a business
       combination from January 28, 2022 to July
       28, 2022.

2.     Adjournment Proposal - Adjourn the                        Mgmt          Against                        Against
       Extraordinary General Meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 TECH AND ENERGY TRANSITION CORPORATION                                                      Agenda Number:  935548480
--------------------------------------------------------------------------------------------------------------------------
        Security:  87823R102
    Meeting Type:  Annual
    Meeting Date:  15-Mar-2022
          Ticker:  TETC
            ISIN:  US87823R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: James Avery                         Mgmt          For                            For

1.2    Election of Director: Virginia Breen                      Mgmt          For                            For

1.3    Election of Director: Gregory Gilmore                     Mgmt          For                            For

1.4    Election of Director: Lawrence Handen                     Mgmt          For                            For

1.5    Election of Director: Dan Hesse                           Mgmt          For                            For

1.6    Election of Director: Diarmuid B. O'Connell               Mgmt          For                            For

1.7    Election of Director: David Roseman                       Mgmt          For                            For

2.     Ratification of independent registered                    Mgmt          For                            For
       public accounting firm.




--------------------------------------------------------------------------------------------------------------------------
 TREBIA ACQUISITION CORP.                                                                    Agenda Number:  935539532
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9027T109
    Meeting Type:  Special
    Meeting Date:  20-Jan-2022
          Ticker:  TREB
            ISIN:  KYG9027T1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - a                     Mgmt          For                            For
       proposal to approve Trebia's entry into
       that certain Business Combination
       Agreement, dated as of June 28, 2021 and
       amended on November 30, 2021 (as may be
       amended, supplemented or otherwise modified
       from time to time, the "Business
       Combination Agreement"), by and among
       Trebia, S1 Holdco, LLC ("S1 Holdco"),
       Orchid Merger Sub I, Inc. ("Trebia Merger
       Sub I"), Orchid Merger Sub II, Inc.
       ("Trebia Merger Sub II"), System1 SS
       Protect Holdings, Inc. ("Protected")
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The NYSE Proposal - a proposal to approve,                Mgmt          For                            For
       for the purposes of complying with the
       applicable provisions of Section 312.03 of
       the NYSE's Listed Company Manual, (i) the
       issuance of common stock of System1 (as
       defined below) in connection with the
       consummation of the transactions
       contemplated by the Business Combination
       Agreement and the other transaction
       agreements, (ii) all issuances of shares of
       common stock of System1 upon the conversion
       of shares of any other class of System1
       common stock ...(due to space limits, see
       proxy statement for full proposal).

3.     The Domestication Proposal - a proposal to                Mgmt          For                            For
       approve that Trebia be domesticated as a
       Delaware corporation in accordance with
       Section 388 of the DGCL and de-register as
       a Cayman Islands exempted company in
       accordance with Section 206 of the Cayman
       Islands Companies Act (As Revised) (the
       "Domestication"), upon which Trebia will
       change its name to "System1, Inc."
       ("System1").

4.     The Charter Amendment Proposal - a proposal               Mgmt          For                            For
       to approve the amendment and restatement of
       the amended and restated memorandum and
       articles of association of Trebia by their
       deletion and replacement with the proposed
       certificate of incorporation of System1, (a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex B (the "System1 Charter")), and the
       proposed bylaws of System1, a copy of which
       is attached to the accompanying proxy
       statement/prospectus as Annex C (the
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Multi-class Shares Proposal - a proposal to               Mgmt          For                            For
       authorize a change to the authorized
       capital stock of Trebia from (A)
       400,000,000 Class A ordinary shares of
       Trebia, par value $0.0001 per share,
       40,000,000 Class B ordinary shares of
       Trebia, par value $0.0001 per share, and
       1,000,000 preferred shares of Trebia, par
       value $0.0001 per share, to (B) 500,000,000
       shares of System1 class A common stock, par
       value $0.0001 per share, 25,000,000 shares
       of System1 class C common stock, par value
       $0.0001 per share, ...(due to space limits,
       see proxy statement for full proposal).

5B.    Election, Number and Removal of Directors -               Mgmt          For                            For
       a proposal to permit changes to the ability
       of shareholders to vote and remove
       directors from the System1 board of
       directors.

5C.    Approval of Business Combination - a                      Mgmt          For                            For
       proposal to approve the adoption of a
       majority voting requirement to approve a
       merger or other form of business
       combination, if such merger or business
       combination is approved by the System1
       board of directors.

5D.    Exclusive Forum Provision - a proposal to                 Mgmt          For                            For
       make the Delaware Court of Chancery serve
       as the exclusive forum (or, in the event
       that the Delaware Court of Chancery does
       not have jurisdiction, the federal district
       court for the District of Delaware or other
       state courts of the State of Delaware) for
       any shareholder claims, including claims in
       the right of System1 that are based upon a
       violation of a duty by a current or former
       director, officer, employee or shareholder
       in such capacity, or as to ...(due to space
       limits, see proxy statement for full
       proposal).

5E.    Action by Written Consent of Stockholders -               Mgmt          For                            For
       a proposal to only permit action by System1
       shareholders only at a duly called annual
       or special meeting of such shareholders.

5F.    Other Changes In Connection With Adoption                 Mgmt          For                            For
       of the System1 Organizational Documents - a
       proposal to approve and authorize (A)
       changing the corporate name from "Trebia
       Acquisition Corp." to "System1, Inc.", (B)
       making System1's corporate existence
       perpetual, and (C) removing certain
       provisions related to System1's status as a
       blank check company.

6.     The Incentive Plan Proposal - a proposal to               Mgmt          For                            For
       approve and adopt the System1 2022
       Incentive Award Plan (the "Incentive Plan")
       and the material terms thereunder,
       including the authorization of the
       accompanying initial share reserve
       thereunder. A copy of the Incentive Plan is
       attached to the accompanying proxy
       statement/prospectus as Annex D.

7.     DIRECTOR
       Dexter Fowler                                             Mgmt          For                            For
       Caroline Horn                                             Mgmt          For                            For
       Jennifer Prince                                           Mgmt          For                            For
       Moujan Kazerani                                           Mgmt          For                            For
       Frank R. Martire, Jr.                                     Mgmt          For                            For
       Christopher Phillips                                      Mgmt          For                            For
       Michael Blend                                             Mgmt          For                            For
       William P. Foley, II                                      Mgmt          For                            For

8.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       approve the adjournment of the
       Extraordinary General Meeting to a later
       date or dates (i) to the extent necessary
       to ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to Trebia
       Shareholders or, if as of the time for
       which the Extraordinary General Meeting is
       scheduled, there are insufficient Trebia
       ordinary shares represented (either in
       person or by proxy) to constitute ...(due
       to space limits, see proxy statement for
       full proposal).




--------------------------------------------------------------------------------------------------------------------------
 TREPONT ACQUISITION CORP. I                                                                 Agenda Number:  935639988
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9095M101
    Meeting Type:  Special
    Meeting Date:  27-May-2022
          Ticker:  TACA
            ISIN:  KYG9095M1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension of Corporate Life: Amend the                    Mgmt          For                            For
       Company's amended and restated memorandum
       and articles of association to extend the
       date that the Company has to consummate a
       business combination from June 4, 2022 to
       December 31, 2022

2.     Adjournment: Adjourn the Extraordinary                    Mgmt          For                            For
       General Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1




--------------------------------------------------------------------------------------------------------------------------
 TUATARA CAPITAL ACQUISITION CORP                                                            Agenda Number:  935659790
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9118J101
    Meeting Type:  Special
    Meeting Date:  09-Jun-2022
          Ticker:  TCAC
            ISIN:  KYG9118J1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the transactions contemplated by
       the amended and restated agreement and plan
       of merger, dated as of April 14, 2022, as
       amended by the amendment no. 1, dated as of
       May 4, 2022 (as it may be further amended
       or modified from time to time, the "merger
       agreement"), by and among Tuatara Capital
       Acquisition Corporation ("Tuatara"),
       HighJump Merger Sub, Inc., a Delaware
       corporation and a wholly owned direct
       subsidiary of Tuatara ...(due to space
       limits, see proxy material for full
       proposal).

2.     The Nasdaq Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve, for purposes of
       complying with applicable listing rules of
       The Nasdaq Stock Market LLC, the issuance
       by New SpringBig of shares of common stock,
       par value $0.0001 per share, to (i) certain
       accredited investors, in each case in a
       private placement, the proceeds of which
       will be used to finance the business
       combination and related transactions and
       the costs and expenses incurred in
       connection therewith and (ii) to
       stockholders of SpringBig.

3.     The Domestication Proposal - To consider                  Mgmt          For                            For
       and vote upon a proposal to approve by
       special resolution the change of Tuatara's
       jurisdiction of incorporation from the
       Cayman Islands to the State of Delaware by
       deregistering as an exempted company in the
       Cayman Islands and domesticating and
       continuing as a corporation incorporated
       under the laws of the State of Delaware
       (the "domestication").

4.     Organizational Documents Proposal A - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution that the
       proposed organizational documents of
       Tuatara to (i) change our name from
       "Tuatara Capital Acquisition Corporation"
       to "SpringBig Holdings, Inc." (Tuatara
       post-domestication, "New SpringBig"), (ii)
       adopt Delaware as the exclusive forum for
       certain stockholder litigation, (iii) make
       New SpringBig's corporate existence
       perpetual, (iv) remove certain provisions
       related to ...(due to space limits, see
       proxy material for full proposal).

5.     Organizational Documents Proposal B - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution that the
       proposed organizational documents of
       Tuatara to divide the board of directors
       into three classes following the business
       combination, with each class generally
       serving for a term of three years and with
       only one class of directors being elected
       in each year.

6.     Organizational Documents Proposal C - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution that the
       proposed organizational documents of
       Tuatara to provide that the directors,
       except for Preferred Stock Directors (as
       defined in the proposed certificate of
       incorporation of New SpringBig upon the
       effective time of the domestication
       substantially in the form attached to the
       proxy statement/prospectus as Annex B (the
       "proposed charter")), may only be removed
       for cause (as defined in the proposed
       charter).

7.     Organizational Documents Proposal D - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution that the
       proposed organizational documents of
       Tuatara to provide that, subject to the
       rights, if any, of the holders of any
       outstanding series of the Preferred Stock,
       shareholders will not have the ability to
       call a special meeting.

8.     Organizational Documents Proposal E - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution that the
       proposed organizational documents of
       Tuatara to remove the ability of
       shareholders to act by written consent in
       lieu of a meeting.

9.     Organizational Documents Proposal F - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution that the
       proposed organizational documents of
       Tuatara to authorize the change in the
       authorized capital stock of Tuatara from
       (i) 200,000,000 Class A ordinary shares,
       20,000,000 Class B ordinary shares, and
       1,000,000 preferred shares, par value
       $0.0001 per share to (ii) 300,000,000
       shares of common stock and 50,000,000
       shares of preferred stock, par value
       $0.0001 per share.

10.    The Articles Amendment Proposal - To                      Mgmt          For                            For
       consider and vote upon a proposal to
       approve by special resolution the amendment
       of Tuatara's existing organizational
       documents to remove the limitation on
       Tuatara's ability to consummate a business
       combination, or to redeem Class A ordinary
       shares in connection with a business
       combination, if it would cause Tuatara to
       have less than $5,000,001 in net tangible
       assets.

11.    The Notes and Warrants Proposal - To                      Mgmt          For                            For
       consider and vote upon a proposal to
       approve, for purposes of satisfying
       conditions to closing the transactions
       contemplated by the securities purchase
       agreement, dated as of April 29, 2022, by
       and between Tuatara and certain
       institutional investors, the issuance by
       New SpringBig of convertible notes,
       warrants and the underlying common stock of
       such convertible notes and warrants upon
       their conversion or exercise, as
       applicable.

12.    DIRECTOR
       Amanda Lannert                                            Mgmt          For                            For
       Jon Trauben                                               Mgmt          For                            For
       Patricia Glassford                                        Mgmt          For                            For
       Phil Schwarz                                              Mgmt          For                            For
       Steven Bernstein                                          Mgmt          For                            For
       Jeffrey Harris                                            Mgmt          For                            For
       Sergey Sherman                                            Mgmt          For                            For

13.    The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to approve the
       2022 Incentive Plan.

14.    The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the general meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of one or
       more proposals at the extraordinary general
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 VENTOUX CCM ACQUISITION CORP.                                                               Agenda Number:  935661517
--------------------------------------------------------------------------------------------------------------------------
        Security:  92280L101
    Meeting Type:  Special
    Meeting Date:  16-Jun-2022
          Ticker:  VTAQ
            ISIN:  US92280L1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: Amend the                     Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to (i) extend the date by
       which the Company has to consummate a
       business combination for three months, from
       June 30, 2022 to September 30, 2022 (the
       "Extension Date"), and (ii) allow the
       Company, without another stockholder vote,
       to elect to extend the date to consummate a
       business combination, after the Extension
       Date for an additional three months,
       through and until December 30, 2022.

2.     Trust Amendment Proposal: Amend the                       Mgmt          For                            For
       Investment Management Trust Agreement to
       extend the date on which the Trustee must
       liquidate the trust account established in
       connection with the IPO if the Company has
       not completed its initial business
       combination, from June 30, 2022 to
       September 30, 2022, or for an additional
       three months of December 30, 2022, if
       applicable.

3.     Adjournment Proposal: Adjourn the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of Proposal 1
       and Proposal 2.




--------------------------------------------------------------------------------------------------------------------------
 VICKERS VANTAGE CORP. I                                                                     Agenda Number:  935676164
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9440B107
    Meeting Type:  Special
    Meeting Date:  30-Jun-2022
          Ticker:  VCKA
            ISIN:  KYG9440B1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Proposal: Amend the Company's                   Mgmt          For                            For
       amended and restated memorandum and
       articles of association to extend the date
       that the Company has to consummate a
       business combination from July 11, 2022 to
       August 11, 2022 and allow the Company,
       without another shareholder vote, to elect
       to extend the date to consummate a business
       combination on a monthly basis for up to 5
       times by an additional one month each time
       after the extended date, upon five days'
       advance notice prior to the applicable
       deadlines, until January 11, 2023.

2.     Adjournment Proposal: Adjourn the General                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the General
       Meeting, there are insufficient votes to
       approve the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 VIRGIN GROUP ACQUISITION CORP. II                                                           Agenda Number:  935657037
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9460K102
    Meeting Type:  Special
    Meeting Date:  14-Jun-2022
          Ticker:  VGII
            ISIN:  KYG9460K1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal-RESOLVED,               Mgmt          For                            For
       as an ordinary resolution, that VGAC II's
       entry into that certain Agreement and Plan
       of Merger, dated as of December 7, 2021, as
       amended and restated on March 31, 2022 (as
       may be further amended, supplemented, or
       otherwise modified from time to time, the
       "Merger Agreement"), by and among VGAC II,
       Treehouse Merger Sub, Inc., a Delaware
       corporation and wholly owned direct
       subsidiary of VGAC II ("VGAC II Merger Sub
       I"), Treehouse Merger Sub II, ...(due to
       space limits, see proxy material for full
       proposal).

2.     The Domestication Proposal-RESOLVED, as a                 Mgmt          For                            For
       special resolution, that VGAC II be
       transferred by way of continuation to
       Delaware pursuant to Part XII of the
       Companies Act (As Revised) of the Cayman
       Islands and Section 388 of the General
       Corporation Law of the State of Delaware
       ("DGCL") and, immediately upon being de-
       registered in the Cayman Islands, VGAC II
       be continued and domesticated as a public
       benefit corporation under the laws of the
       State of Delaware and, conditioned upon,
       and with effect ...(due to space limits,
       see proxy material for full proposal).

3.     Charter Amendment Proposal-RESOLVED, as a                 Mgmt          For                            For
       special resolution, that the existing
       amended and restated memorandum and
       articles of association of VGAC II
       (together, the "Existing Governing
       Documents") be amended and restated by the
       deletion in their entirety and the
       substitution in their place of the proposed
       new certificate of incorporation, a copy of
       which is attached to the proxy
       statement/consent solicitation
       statement/prospectus as Annex C (the
       "Proposed Certificate of Incorporation")
       and the ...(due to space limits, see proxy
       material for full proposal).

4.     Governing Documents Proposal A-RESOLVED, as               Mgmt          For                            For
       a non-binding, advisory resolution, that
       the change in the authorized share capital
       of VGAC II from (i) US$22,100 divided into
       200,000,000 Class A ordinary shares, par
       value $0.0001 per share, (ii) 20,000,000
       Class B ordinary shares, par value $0.0001
       per share, and (iii) 1,000,000 preference
       shares, par value $0.0001 per share, to (a)
       600,000,000 shares of New Grove Class A
       Common Stock, (b) 200,000,000 shares of New
       Grove Class B Common Stock, ...(due to
       space limits, see proxy material for full
       proposal).

5.     Governing Documents Proposal B-RESOLVED, as               Mgmt          For                            For
       a non-binding, advisory resolution, that
       the amendment and restatement of the
       Existing Governing Documents be approved
       and that all other immaterial changes
       necessary or, as mutually agreed in good
       faith by VGAC II and Grove, desirable in
       connection with the replacement of the
       Existing Governing Documents with the
       Proposed Certificate of Incorporation and
       Proposed Bylaws as part of the
       Domestication (copies of which are attached
       to the ...(due to space limits, see proxy
       material for full proposal).

6.     Governing Documents Proposal C-RESOLVED, as               Mgmt          For                            For
       a non-binding, advisory resolution, that
       the issuance of shares of New Grove Class B
       Common Stock, which will allow holders of
       New Grove Class B Common Stock to cast ten
       votes per share of New Grove Class B Common
       Stock be approved.

7.     The NYSE Proposal-RESOLVED, as an ordinary                Mgmt          For                            For
       resolution, that for the purposes of
       complying with the applicable provisions of
       New York Stock Exchange ("NYSE") Listing
       Rule 312.03, the issuance of shares of New
       Grove Class A Common Stock, shares of New
       Grove Class B Common Stock and warrants to
       purchase New Grove Class A Common Stock be
       approved.

8.     The Incentive Equity Plan                                 Mgmt          For                            For
       Proposal-RESOLVED, as an ordinary
       resolution, that the Grove Collaborative
       Holdings, Inc. 2022 Equity and Incentive
       Plan, a copy of which is attached to the
       proxy statement/consent solicitation
       statement/prospectus as Annex I, be adopted
       and approved.

9.     ESPP Proposal-RESOLVED, as an ordinary                    Mgmt          For                            For
       resolution, that the Grove Collaborative
       Holdings, Inc. Employee Stock Purchase
       Plan, a copy of which is attached to the
       proxy statement/consent solicitation
       statement/prospectus as Annex J, be adopted
       and approved.

11.    The Adjournment Proposal-RESOLVED, as an                  Mgmt          For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/consent solicitation
       statement/prospectus is provided to VGAC II
       shareholders, (B) in order to solicit
       additional proxies from VGAC II
       shareholders in favor of one or more of the
       proposals at the extraordinary general
       meeting, (C) if, as of ...(due to space
       limits, see proxy material for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 VIVEON HEALTH ACQUISITION CORP.                                                             Agenda Number:  935549824
--------------------------------------------------------------------------------------------------------------------------
        Security:  92853V106
    Meeting Type:  Annual
    Meeting Date:  18-Mar-2022
          Ticker:  VHAQ
            ISIN:  US92853V1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend the Company's amended and restated                  Mgmt          For                            For
       certificate of incorporation to (i) extend
       the date by which the Company has to
       consummate a business combination for three
       months, from March 28, 2022 ("Original
       Termination Date") to June 28, 2022
       ("Extended Date"), and (ii) allow Company,
       without another stockholder vote, to elect
       to extend the date to consummate a business
       combination on a monthly basis for up to
       six times by an additional one month each
       time after the Extended Date for a total of
       up to nine months after Original
       Termination Date.

2      DIRECTOR
       Jagi Gill                                                 Mgmt          For                            For
       Rom Papadopoulos                                          Mgmt          For                            For
       Demetrios G. Logothetis                                   Mgmt          For                            For
       Brian Cole                                                Mgmt          For                            For
       Doug Craft                                                Mgmt          For                            For

3      Ratification of Appointment of Independent                Mgmt          For                            For
       Accountants

4      Adjournment Proposal                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YELLOWSTONE ACQUISITION COMPANY                                                             Agenda Number:  935542135
--------------------------------------------------------------------------------------------------------------------------
        Security:  98566K105
    Meeting Type:  Special
    Meeting Date:  25-Jan-2022
          Ticker:  YSAC
            ISIN:  US98566K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       approve and adopt the Equity Purchase
       Agreement, dated as of August 1, 2021, by
       and among YAC and Sky Harbour LLC, a
       Delaware limited liability company ("SKY").
       The transactions contemplated by the Equity
       Purchase Agreement are referred to herein
       as the Business Combination.

2.     The NYSE Proposal - to approve, assuming                  Mgmt          For                            For
       the Business Combination Proposal is
       approved and adopted, for purposes of
       complying with applicable NYSE listing
       rules, (i) the issuance by Sky Harbour
       Group Corporation ("SHG Corporation"), as
       successor to YAC, of Class A Common Stock
       and Class B Common Stock in the Business
       Combination in an amount equal to 20% or
       more of the amount of YAC's issued and
       outstanding common stock immediately prior
       to the issuance and (ii) the issuance by
       SHG ...(due to space limits, see proxy
       statement for full proposal).

3.     The Charter and Governance Proposals - to                 Mgmt          For                            For
       approve and adopt, assuming the Business
       Combination Proposal and the NYSE Proposal
       are approved and adopted, the Amended and
       Restated Certificate of Incorporation (the
       "A&R Certificate of Incorporation"), which,
       if approved, would take effect upon
       Closing, a copy of which is attached to the
       accompanying proxy statement as Annex B
       (the "Charter Proposal").In addition to the
       approval of the A&R Certificate of
       Incorporation, the stockholders are also
       ...(due to space limits, see proxy
       statement for full proposal).

3A.    To increase the total number of authorized                Mgmt          For                            For
       shares and classes of stock to 260,000,000
       shares consisting of (i) 10,000,000 shares
       of preferred stock, par value 0.0001 per
       share, (ii) 200,000,000 shares of Class A
       Common Stock. par value $0,0001 per share,
       and (iii) 50,000,000 shares of Class B
       Common Stock, par value $0.0001 per share.

3B.    To declassify the board of directors, to                  Mgmt          For                            For
       provide that the SHG Corporation Board will
       be elected by holders of Class A Common
       Stock and Class B Common Stock voting
       together as a single class and to provide
       that the number of directors of SHG
       Corporation will be not less than 3 and not
       more than 11, with the then- authorized
       number of directors being fixed from time
       to time by the SHG Corporation Board within
       such range, which number shall initially be
       seven.

3C.    To elect not to be governed by Section 203                Mgmt          For                            For
       of the DGCL.

4.     The Director Election Proposal - for                      Mgmt          For                            For
       holders of YAC Class B Common Stock to
       elect, assuming the Business Combination
       Proposal, the NYSE Proposal, and the
       Charter Proposal are approved and adopted,
       seven Directors of the SHG Corporation
       Board until the 2022 annual meeting of
       stockholders or until such directors'
       successors have been duly elected and
       qualified, or until such directors' earlier
       death, resignation, retirement or removal.

5.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       and adopt, assuming the Business
       Combination Proposal, the NYSE Proposal,
       and the Charter Proposal are approved and
       adopted, the SHG Corporation 2022 Incentive
       Award Plan (the "2022 Plan").

6.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of any of the
       condition precedent proposals.




--------------------------------------------------------------------------------------------------------------------------
 YUCAIPA ACQUISITION CORPORATION                                                             Agenda Number:  935529199
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9879L105
    Meeting Type:  Special
    Meeting Date:  13-Dec-2021
          Ticker:  YAC
            ISIN:  KYG9879L1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Business Combination Proposal - to approve                Mgmt          For                            For
       as an ordinary resolution (the "Business
       Combination Proposal" or "Proposal No. 1")
       the consummation of Yucaipa's business
       combination which will involve (i) entry
       into that Business Combination Agreement,
       (as it may be amended from time to time,
       "Business Combination Agreement," a copy of
       which is attached to accompanying proxy
       statement/prospectus as Annex A), (ii)
       Yucaipa's merger with Merger Sub so that
       Merger Sub shall be surviving company and
       all of the undertakings,property and
       liabilities of Yucaipa.

2.     Merger Proposal - to authorize, approve and               Mgmt          For                            For
       confirm as a special resolution (the
       "Merger Proposal" or "Proposal No. 2") the
       plan of merger as required under section
       46(4) of the LLC Act and section 233(4) of
       the Companies Act in the form tabled at the
       General Meeting (a draft of which is
       attached to the accompanying proxy
       statement/ prospectus as Annex B, the "Plan
       of Merger"); and Yucaipa be authorized to
       enter into the Plan of Merger.

3.     Charter Amendment Proposal - to resolve on                Mgmt          For                            For
       a non-binding advisory basis, certain
       material provisions in the amendment of the
       articles of association of TopCo (the
       "Charter Amendment Proposal" or "Proposal
       No. 3"), presented separately in accordance
       with the SEC requirements.

4.     Adjournment Proposal - to approve as an                   Mgmt          For                            For
       ordinary resolution if put to the meeting,
       to adjourn the Meeting to a later date or
       dates (A) to the extent necessary to ensure
       that any required supplement or amendment
       to the accompanying proxy
       statement/prospectus is provided to Yucaipa
       shareholders or (B) in order to solicit
       additional proxies from Yucaipa
       shareholders in favor of the Business
       Combination Proposal or the Merger Proposal
       (the "Adjournment Proposal" or "Proposal
       No. 4").




--------------------------------------------------------------------------------------------------------------------------
 ZANITE ACQUISITION CORP.                                                                    Agenda Number:  935616081
--------------------------------------------------------------------------------------------------------------------------
        Security:  98907K103
    Meeting Type:  Special
    Meeting Date:  06-May-2022
          Ticker:  ZNTE
            ISIN:  US98907K1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Business                          Mgmt          For                            For
       Combination Agreement, dated as of December
       21, 2021 (the "Business Combination
       Agreement"), a copy of which is attached to
       the accompanying proxy statement as Annex
       A, by and among the Company, Embraer S.A.,
       a Brazilian corporation (sociedade anonima)
       ("Embraer"), EVE UAM LLC, a Delaware
       limited liability company and a newly
       formed direct wholly owned subsidiary of
       Embraer that was formed for purposes of
       conducting the UAM Business (as defined in
       the accompanying ...(due to space limits,
       see proxy material for full proposal).

2A.    Charter Amendment Proposal A: to approve                  Mgmt          For                            For
       and adopt the Proposed Charter (other than
       the proposals addressed in Charter
       Amendment Proposal B), which, if approved,
       would amend and restate the Current
       Charter, and which, if approved, would take
       effect upon the Closing.

2B.    Charter Amendment Proposal B: to approve                  Mgmt          For                            For
       and adopt a proposed amendment to the
       Proposed Charter to (i) increase the number
       of authorized shares of Class A common
       stock from 100,000,000 to 1,000,000,000,
       which will become shares of common stock,
       par value of $0.001 per share, of the
       combined company upon the Closing, and the
       total number of authorized shares of common
       stock from 111,000,000 to 1,000,000,000 and
       (ii) provide that the number of authorized
       shares of any class of common stock or
       ...(due to space limits, see proxy material
       for full proposal).

3A.    A proposal to increase the total number of                Mgmt          For                            For
       authorized shares of stock to 1,100,000,000
       shares, consisting of (i) 1,000,000,000
       shares of common stock and (ii) 100,000,000
       shares of preferred stock, par value
       $0.0001 per share.

3B.    A proposal to provide that the number of                  Mgmt          For                            For
       authorized shares of any class of common
       stock or preferred stock may be increased
       or decreased (but not below the number of
       shares thereof then outstanding) by the
       affirmative vote of the holders of a
       majority of the stock of the Company
       entitled to vote, irrespective of the
       provisions of Section 242(b)(2) of the DGCL

3C.    A proposal to require the affirmative vote                Mgmt          For                            For
       of the holders of at least two-thirds of
       the total voting power of all the then
       outstanding shares of capital stock of the
       Company entitled to vote thereon, voting
       together as a single class to (1) make
       amendments to certain provisions of the
       Proposed Charter (Article THIRTEENTH (A))
       and (2) amend the proposed bylaws (as
       defined in the accompanying proxy
       statement) (Article SIXTH (F)

3D.    A proposal to provide that any action                     Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of the Company may be taken by
       written consent until the time the issued
       and outstanding shares of common stock
       owned by Embraer Entities (as defined in
       the accompanying proxy statement) represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       the Company.

3E.    A proposal to elect not to be governed by                 Mgmt          For                            For
       Section 203 of the DGCL relating to
       business combinations with interested
       stockholders.

3F.    A proposal to provide for certain                         Mgmt          For                            For
       additional changes, including, among other
       things, (i) changing the post-business
       combination company's corporate name from
       "Zanite Acquisition Corp." to "Eve Holding,
       Inc.", (ii) making the Company's corporate
       existence perpetual and (iii) removing
       certain provisions related to our status as
       a blank check company that will no longer
       apply upon consummation of the business
       combination, all of which our board of
       directors believes are necessary to
       adequately address the needs of the
       post-business combination Company.

4.     A proposal to approve, for purposes of                    Mgmt          For                            For
       complying with applicable listing rules of
       the Nasdaq Stock Market ("Nasdaq"), (x) the
       issuance of more than 20% of the Company's
       issued and outstanding common stock in
       connection with the business combination,
       consisting of the issuance of (i) shares of
       common stock to EAH pursuant to the terms
       of the Business Combination Agreement and
       (ii) shares of common stock to the PIPE
       Investors (as defined in the accompanying
       proxy statement) in connection ...(due to
       space limits, see proxy material for full
       proposal).

5.     A proposal to approve and adopt the Eve                   Mgmt          For                            For
       Holding, Inc. 2022 Stock Incentive Plan
       (the "Incentive Plan"), a copy of which is
       attached to the accompanying proxy
       statement as Annex K (the "Incentive Plan
       Proposal").

6.     DIRECTOR
       Sergio Pedreiro                                           Mgmt          For                            For
       Jose M. Entrecanales                                      Mgmt          For                            For
       Marion Clifton Blakey                                     Mgmt          For                            For
       Paul Eremenko                                             Mgmt          For                            For
       Luis Carlos Affonso                                       Mgmt          For                            For
       Michael Amalfitano                                        Mgmt          For                            For
       Kenneth C. Ricci                                          Mgmt          For                            For

7.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary or appropriate, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of any of the
       Condition Precedent Proposals (as defined
       below) or we determine that one or more of
       the Closing conditions under the Business
       Combination Agreement is not satisfied or
       waived (the "Adjournment Proposal").



CrossingBridge Responsible Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 890 5TH AVENUE PARTNERS, INC.                                                               Agenda Number:  935523717
--------------------------------------------------------------------------------------------------------------------------
        Security:  28250A105
    Meeting Type:  Special
    Meeting Date:  02-Dec-2021
          Ticker:  ENFA
            ISIN:  US28250A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       adopt the agreement and plan of merger and
       transactions contemplated thereby.

2.     The Organizational Documents Proposal - to                Mgmt          For                            For
       approve the proposed amended and restated
       certificate of incorporation and bylaws.

3A.    Advisory Charter Amendment Proposal A - to                Mgmt          For                            For
       change 890's name to "BuzzFeed, Inc.".

3B.    Advisory Charter Amendment Proposal B - to                Mgmt          For                            For
       increase the total number of authorized
       shares of all classes of capital stock.

3C.    Advisory Charter Amendment Proposal C - to                Mgmt          For                            For
       eliminate certain provisions specific to
       890's status as a blank check company.

3D.    Advisory Charter Amendment Proposal D - to                Mgmt          For                            For
       create a classified Board with three
       classes, each serving for a three-year
       term.

3E.    Advisory Charter Amendment Proposal E - to                Mgmt          For                            For
       eliminate the rights and privileges of
       Class F common stock.

3F.    Advisory Charter Amendment Proposal F - to                Mgmt          For                            For
       create a class B common stock with
       different super-voting rights.

3G.    To create a Class C common stock with no                  Mgmt          For                            For
       voting rights.

3H.    Advisory Charter Amendment Proposal H - to                Mgmt          For                            For
       eliminate the ability of stockholders to
       act by written consent.

3I.    Advisory Charter Amendment Proposal I - to                Mgmt          For                            For
       remove the provision renouncing the
       corporate opportunity doctrine.

3J.    Advisory Charter Amendment Proposal J - to                Mgmt          For                            For
       require a supermajority vote to remove
       directors for cause.

3K.    Advisory Charter Amendment Proposal K - to                Mgmt          For                            For
       increase voting thresholds to two-thirds of
       outstanding shares for amendments to the
       bylaws and certain provisions of the
       certificate of incorporation.

3L.    Advisory Charter Amendment Proposal L - to                Mgmt          For                            For
       require at least 75% of voting power of
       Class A and Class B common stock to amend
       certain provisions of the proposed
       certificate of incorporation.

4.     The Stock Issuance Proposal - to approve                  Mgmt          For                            For
       the issuance of shares pursuant to the
       Merger Agreement, C Acquisition Purchase
       Agreement, and Note Subscription
       Agreements.

5A.    Election of Class I Nominee a term that                   Mgmt          For                            For
       expires at New BuzzFeed's 2022 annual
       meeting of stockholders: Angela Acharia

5B.    Election of Class I Nominee a term that                   Mgmt          For                            For
       expires at New BuzzFeed's 2022 annual
       meeting of stockholders: Jonah Peretti

5C.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Joan Amble

5D.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Adam Rothstein

5E.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Janet Rolle

5F.    Election of Class III Nominee a term that                 Mgmt          For                            For
       expires at New BuzzFeed's 2024 annual
       meeting of stockholders: Greg Coleman

5G.    Election of Class III Nominee a term that                 Mgmt          For                            For
       expires at New BuzzFeed's 2024 annual
       meeting of stockholders: Patrick Kerins

6.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       the 2021 equity incentive plan.

7.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       to approve the 2021 employee stock purchase
       plan.

8.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date, if necessary.




--------------------------------------------------------------------------------------------------------------------------
 LINKEM S.P.A.                                                                               Agenda Number:  714899830
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV52579
    Meeting Type:  BOND
    Meeting Date:  21-Dec-2021
          Ticker:
            ISIN:  XS2039742569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING MUST BE LODGED WITH SHAREHOLDER                    Non-Voting
       DETAILS AS PROVIDED BY YOUR CUSTODIAN BANK.
       IF NO SHAREHOLDER DETAILS ARE PROVIDED,
       YOUR INSTRUCTIONS MAY BE REJECTED.

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES                 Non-Voting
       NOT REACH QUORUM, THERE WILL BE A SECOND
       CALL ON 21 DEC 2021 AT 12:00 PM.
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU'

1      ISSUANCE OF FURTHER ADDITIONAL NOTES FOR AN               Mgmt          For                            For
       AGGREGATE PRINCIPAL AMOUNT OF UP TO EUR
       50,000,000.00 AND RELATED AMENDMENTS TO THE
       TERMS AND CONDITIONS OF THE NOTES; RELEVANT
       AND CONSEQUENT RESOLUTIONS

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 100000 AND MULTIPLE: 1000

CMMT   09 DEC 2021: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO POSTPONEMENT OF THE MEETING
       DATE FROM 09 DEC 2021 TO 21 DEC 2021. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES ,
       PLEASE DO NOT VOTE AGAIN UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 LINKEM S.P.A.                                                                               Agenda Number:  714994159
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV52579
    Meeting Type:  BOND
    Meeting Date:  20-Jan-2022
          Ticker:
            ISIN:  XS2039742569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 100000 AND MULTIPLE: 1000

1      ISSUANCE OF FURTHER ADDITIONAL NOTES FOR AN               Mgmt          No vote
       AGGREGATE PRINCIPAL AMOUNT OF UP TO EUR
       50,000,000.00 AND RELATED AMENDMENTS TO THE
       TERMS AND CONDITIONS OF THE NOTES; RELEVANT
       AND CONSEQUENT RESOLUTIONS

CMMT   21 DEC 2021: PLEASE NOTE THAT SHAREHOLDERS                Non-Voting
       ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

CMMT   27 DEC 2021: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 OMNICHANNEL ACQUISITION CORP.                                                               Agenda Number:  935542490
--------------------------------------------------------------------------------------------------------------------------
        Security:  68218L108
    Meeting Type:  Special
    Meeting Date:  01-Feb-2022
          Ticker:  OCA
            ISIN:  US68218L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination agreement,
       dated as of July 19, 2021 (as may be
       amended and/or restated from time to time,
       the "Business Combination Agreement"), by
       and among Omnichannel Acquisition Corp.
       ("Omnichannel"), Omnichannel Merger Sub,
       Inc., a Delaware corporation ("Merger
       Sub"), and Kin Insurance, Inc., a Delaware
       corporation ("Kin"), and the transactions
       contemplated thereby, pursuant to which
       Merger ... (due to space limits, see proxy
       statement for full proposal).

2.     The Charter Proposal - to consider and vote               Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved
       and adopted, the proposed second amended
       and restated certificate of incorporation
       of Omnichannel (the "Proposed Charter"),
       which will replace Omnichannel's amended
       and restated certificate of incorporation,
       dated November 19, 2020 (the "Current
       Charter") and will be in effect upon the
       Closing of the Business Combination (we
       refer to such proposal as the "Charter
       ...(due to space limits, see proxy
       statement for full proposal).

3A.    Advisory Charter Proposal A - to approve                  Mgmt          For                            For
       the reclassification of Pubco's common
       stock to a single class. The Proposed
       Charter provides for the issuance of common
       stock and preferred stock, and does not
       provide for the issuance of Class A and
       Class B common stock. At the Effective
       Time, any distinction between the rights of
       Class A and Class B common stock will not
       survive the reclassification/conversion to
       Pubco common stock. Pursuant to the Current
       Charter, and at the Effective Time of the
       Business ...(due to space limits, see proxy
       statement for full proposal).

3B.    Advisory Charter Proposal B - to approve                  Mgmt          For                            For
       the provision in the Proposed Charter
       providing that a director may only be
       removed only for cause and only by the
       affirmative vote of at least two- thirds
       (66 and 2/3%) of the shares entitled to
       vote at an election of directors. Under the
       Current Charter, director removal requires
       an affirmative vote of a majority of the
       shares of Omnichannel Class B common stock.

3C.    Advisory Charter Proposal C - to approve                  Mgmt          For                            For
       amendments to certain provisions of the
       Proposed Charter to require the affirmative
       vote of at least two-thirds (66 and 2/3%)
       of the total voting power of all the then
       outstanding shares entitled to vote
       thereon, voting together as a single class,
       rather than by an affirmative vote of a
       majority of the shares entitled to vote
       under the Current Charter (and, for the
       provisions concerning election and removal
       of directors by shareholder vote, approval
       ...(due to space limits, see proxy
       statement for full proposal).

3D.    Advisory Charter Proposal D - to approve an               Mgmt          For                            For
       amendment to the Proposed Charter allowing
       for the bylaws of Pubco to be amended,
       altered, repealed or adopted by the
       affirmative vote of the holders of at least
       two-thirds (66 and 2/3%) of the voting
       power of all of the then outstanding shares
       of voting stock of Pubco entitled to vote
       generally in an election of directors, as
       opposed to the bylaws of Omnichannel
       requiring the approval of a majority of the
       board of directors of Omnichannel or by the
       ... (due to space limits, see proxy
       statement for full proposal).

4.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the NYSE,
       the issuance of (x) shares of Omnichannel
       Class A common stock pursuant to the terms
       of the Business Combination Agreement and
       (y) shares of Omnichannel Class A common
       stock to certain institutional investors in
       connection with the private ...(due to
       space limits, see proxy statement for full
       proposal).

5.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the Kin
       Insurance Inc. 2021 Omnibus Incentive
       Equity Plan (the "Incentive Plan"),
       including the authorization of the initial
       share reserve under the Incentive Plan (the
       "Incentive Plan Proposal").

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the special meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal and the Incentive Plan Proposal
       would not be duly approved and adopted by
       our stockholders or we determine that one
       or more of the ... (due to space limits,
       see proxy statement for full proposal).

7.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal, the Charter
       Proposal and the Stock Issuance Proposal
       are approved and adopted, the Kin Insurance
       2021 Employee Stock Purchase Plan (the
       "ESPP"), including the authorization of the
       initial share reserve under the ESPP.




--------------------------------------------------------------------------------------------------------------------------
 THIMBLE POINT ACQUISITION CORP.                                                             Agenda Number:  935514136
--------------------------------------------------------------------------------------------------------------------------
        Security:  88408P107
    Meeting Type:  Special
    Meeting Date:  30-Nov-2021
          Ticker:  THMA
            ISIN:  US88408P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to (a) approve and adopt the                   Mgmt          For                            For
       Business Combination Agreement, dated as of
       June 21, 2021 (as it may be amended,
       supplemented or otherwise modified from
       time to time in accordance with its terms,
       the "Business Combination Agreement"), by
       and among THMA, Oz Merger Sub, Inc., a
       Delaware corporation and wholly-owned
       subsidiary of THMA ("Merger Sub"), and Pear
       Therapeutics, Inc., a Delaware corporation
       ("Pear"), and (b) approve the transactions
       contemplated thereby, including ...(due to
       space limits, see proxy statement for full
       proposal).

2.     A proposal to amend the current certificate               Mgmt          For                            For
       of incorporation of THMA (the "Current
       Charter") and adopt the Second Amended and
       Restated Certificate of Incorporation (the
       "Proposed Charter") to be effective upon
       the consummation of the Merger (the
       "Closing") which will include amendments to
       (a) increase the number of authorized
       shares of THMA's capital stock, par value
       $0.0001 per share, from 221,000,000 shares,
       consisting of (i) 220,000,000 shares of
       common stock, including 200,000,000 shares
       ...(due to space limits, see proxy
       statement for full proposal).

3.     On a non-binding advisory basis, a separate               Mgmt          For                            For
       proposal with respect to certain governance
       provisions in the Proposed Charter in
       accordance with Securities and Exchange
       Commission guidance. The Proposed Charter,
       and the provisions that are the subject of
       this proposal, is further described in the
       Proxy Statement for the Special Meeting and
       a copy of the Proposed Charter is attached
       as Annex B to the Proxy Statement.

4.     DIRECTOR
       Zack Lynch                                                Mgmt          For                            For
       Kirthiga Reddy                                            Mgmt          For                            For
       Andrew J. Schwab                                          Mgmt          For                            For
       Alison Bauerlein                                          Mgmt          For                            For
       Nancy Schlichting                                         Mgmt          For                            For
       Jorge Gomez                                               Mgmt          For                            For
       Corey McCann                                              Mgmt          For                            For

5.     A proposal to approve, in connection with                 Mgmt          For                            For
       the Merger, for purposes of complying with
       applicable listing rules of the NASDAQ
       Stock Market ("NASDAQ"), the issuance
       and/or sale of (a) up to 132,395,625 THMA
       Class A Common Shares to the holders of
       Pear's capital stock pursuant to the
       Business Combination Agreement and the
       reservation for issuance of THMA Class A
       Common Shares subject to Rollover Options
       (as defined in the Proxy Statement)
       pursuant to the Business Combination
       Agreement ...(due to space limits, see
       proxy statement for full proposal).

6.     A proposal to approve and adopt the Pear                  Mgmt          For                            For
       Holdings Corp. 2021 Stock Option and
       Incentive Plan (the "2021 Plan"), a copy of
       which is attached as Annex K to the Proxy
       Statement, and the material terms
       thereunder.

7.     A proposal to approve and adopt the Pear                  Mgmt          For                            For
       Holdings Corp. Employee Stock Purchase Plan
       (the "2021 ESPP"), a copy of which is
       attached as Annex L to the Proxy Statement,
       and the material terms thereunder.

8.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with,
       Proposals 1-2 and 4-7.




--------------------------------------------------------------------------------------------------------------------------
 TREBIA ACQUISITION CORP.                                                                    Agenda Number:  935539532
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9027T109
    Meeting Type:  Special
    Meeting Date:  20-Jan-2022
          Ticker:  TREB
            ISIN:  KYG9027T1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - a                     Mgmt          For                            For
       proposal to approve Trebia's entry into
       that certain Business Combination
       Agreement, dated as of June 28, 2021 and
       amended on November 30, 2021 (as may be
       amended, supplemented or otherwise modified
       from time to time, the "Business
       Combination Agreement"), by and among
       Trebia, S1 Holdco, LLC ("S1 Holdco"),
       Orchid Merger Sub I, Inc. ("Trebia Merger
       Sub I"), Orchid Merger Sub II, Inc.
       ("Trebia Merger Sub II"), System1 SS
       Protect Holdings, Inc. ("Protected")
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The NYSE Proposal - a proposal to approve,                Mgmt          For                            For
       for the purposes of complying with the
       applicable provisions of Section 312.03 of
       the NYSE's Listed Company Manual, (i) the
       issuance of common stock of System1 (as
       defined below) in connection with the
       consummation of the transactions
       contemplated by the Business Combination
       Agreement and the other transaction
       agreements, (ii) all issuances of shares of
       common stock of System1 upon the conversion
       of shares of any other class of System1
       common stock ...(due to space limits, see
       proxy statement for full proposal).

3.     The Domestication Proposal - a proposal to                Mgmt          For                            For
       approve that Trebia be domesticated as a
       Delaware corporation in accordance with
       Section 388 of the DGCL and de-register as
       a Cayman Islands exempted company in
       accordance with Section 206 of the Cayman
       Islands Companies Act (As Revised) (the
       "Domestication"), upon which Trebia will
       change its name to "System1, Inc."
       ("System1").

4.     The Charter Amendment Proposal - a proposal               Mgmt          For                            For
       to approve the amendment and restatement of
       the amended and restated memorandum and
       articles of association of Trebia by their
       deletion and replacement with the proposed
       certificate of incorporation of System1, (a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex B (the "System1 Charter")), and the
       proposed bylaws of System1, a copy of which
       is attached to the accompanying proxy
       statement/prospectus as Annex C (the
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Multi-class Shares Proposal - a proposal to               Mgmt          For                            For
       authorize a change to the authorized
       capital stock of Trebia from (A)
       400,000,000 Class A ordinary shares of
       Trebia, par value $0.0001 per share,
       40,000,000 Class B ordinary shares of
       Trebia, par value $0.0001 per share, and
       1,000,000 preferred shares of Trebia, par
       value $0.0001 per share, to (B) 500,000,000
       shares of System1 class A common stock, par
       value $0.0001 per share, 25,000,000 shares
       of System1 class C common stock, par value
       $0.0001 per share, ...(due to space limits,
       see proxy statement for full proposal).

5B.    Election, Number and Removal of Directors -               Mgmt          For                            For
       a proposal to permit changes to the ability
       of shareholders to vote and remove
       directors from the System1 board of
       directors.

5C.    Approval of Business Combination - a                      Mgmt          For                            For
       proposal to approve the adoption of a
       majority voting requirement to approve a
       merger or other form of business
       combination, if such merger or business
       combination is approved by the System1
       board of directors.

5D.    Exclusive Forum Provision - a proposal to                 Mgmt          For                            For
       make the Delaware Court of Chancery serve
       as the exclusive forum (or, in the event
       that the Delaware Court of Chancery does
       not have jurisdiction, the federal district
       court for the District of Delaware or other
       state courts of the State of Delaware) for
       any shareholder claims, including claims in
       the right of System1 that are based upon a
       violation of a duty by a current or former
       director, officer, employee or shareholder
       in such capacity, or as to ...(due to space
       limits, see proxy statement for full
       proposal).

5E.    Action by Written Consent of Stockholders -               Mgmt          For                            For
       a proposal to only permit action by System1
       shareholders only at a duly called annual
       or special meeting of such shareholders.

5F.    Other Changes In Connection With Adoption                 Mgmt          For                            For
       of the System1 Organizational Documents - a
       proposal to approve and authorize (A)
       changing the corporate name from "Trebia
       Acquisition Corp." to "System1, Inc.", (B)
       making System1's corporate existence
       perpetual, and (C) removing certain
       provisions related to System1's status as a
       blank check company.

6.     The Incentive Plan Proposal - a proposal to               Mgmt          For                            For
       approve and adopt the System1 2022
       Incentive Award Plan (the "Incentive Plan")
       and the material terms thereunder,
       including the authorization of the
       accompanying initial share reserve
       thereunder. A copy of the Incentive Plan is
       attached to the accompanying proxy
       statement/prospectus as Annex D.

7.     DIRECTOR
       Dexter Fowler                                             Mgmt          For                            For
       Caroline Horn                                             Mgmt          For                            For
       Jennifer Prince                                           Mgmt          For                            For
       Moujan Kazerani                                           Mgmt          For                            For
       Frank R. Martire, Jr.                                     Mgmt          For                            For
       Christopher Phillips                                      Mgmt          For                            For
       Michael Blend                                             Mgmt          For                            For
       William P. Foley, II                                      Mgmt          For                            For

8.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       approve the adjournment of the
       Extraordinary General Meeting to a later
       date or dates (i) to the extent necessary
       to ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to Trebia
       Shareholders or, if as of the time for
       which the Extraordinary General Meeting is
       scheduled, there are insufficient Trebia
       ordinary shares represented (either in
       person or by proxy) to constitute ...(due
       to space limits, see proxy statement for
       full proposal).



CrossingBridge Ultra-Short Duration Fund
--------------------------------------------------------------------------------------------------------------------------
 890 5TH AVENUE PARTNERS, INC.                                                               Agenda Number:  935523717
--------------------------------------------------------------------------------------------------------------------------
        Security:  28250A105
    Meeting Type:  Special
    Meeting Date:  02-Dec-2021
          Ticker:  ENFA
            ISIN:  US28250A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       adopt the agreement and plan of merger and
       transactions contemplated thereby.

2.     The Organizational Documents Proposal - to                Mgmt          For                            For
       approve the proposed amended and restated
       certificate of incorporation and bylaws.

3A.    Advisory Charter Amendment Proposal A - to                Mgmt          For                            For
       change 890's name to "BuzzFeed, Inc.".

3B.    Advisory Charter Amendment Proposal B - to                Mgmt          For                            For
       increase the total number of authorized
       shares of all classes of capital stock.

3C.    Advisory Charter Amendment Proposal C - to                Mgmt          For                            For
       eliminate certain provisions specific to
       890's status as a blank check company.

3D.    Advisory Charter Amendment Proposal D - to                Mgmt          For                            For
       create a classified Board with three
       classes, each serving for a three-year
       term.

3E.    Advisory Charter Amendment Proposal E - to                Mgmt          For                            For
       eliminate the rights and privileges of
       Class F common stock.

3F.    Advisory Charter Amendment Proposal F - to                Mgmt          For                            For
       create a class B common stock with
       different super-voting rights.

3G.    To create a Class C common stock with no                  Mgmt          For                            For
       voting rights.

3H.    Advisory Charter Amendment Proposal H - to                Mgmt          For                            For
       eliminate the ability of stockholders to
       act by written consent.

3I.    Advisory Charter Amendment Proposal I - to                Mgmt          For                            For
       remove the provision renouncing the
       corporate opportunity doctrine.

3J.    Advisory Charter Amendment Proposal J - to                Mgmt          For                            For
       require a supermajority vote to remove
       directors for cause.

3K.    Advisory Charter Amendment Proposal K - to                Mgmt          For                            For
       increase voting thresholds to two-thirds of
       outstanding shares for amendments to the
       bylaws and certain provisions of the
       certificate of incorporation.

3L.    Advisory Charter Amendment Proposal L - to                Mgmt          For                            For
       require at least 75% of voting power of
       Class A and Class B common stock to amend
       certain provisions of the proposed
       certificate of incorporation.

4.     The Stock Issuance Proposal - to approve                  Mgmt          For                            For
       the issuance of shares pursuant to the
       Merger Agreement, C Acquisition Purchase
       Agreement, and Note Subscription
       Agreements.

5A.    Election of Class I Nominee a term that                   Mgmt          For                            For
       expires at New BuzzFeed's 2022 annual
       meeting of stockholders: Angela Acharia

5B.    Election of Class I Nominee a term that                   Mgmt          For                            For
       expires at New BuzzFeed's 2022 annual
       meeting of stockholders: Jonah Peretti

5C.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Joan Amble

5D.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Adam Rothstein

5E.    Election of Class II Nominee a term that                  Mgmt          For                            For
       expires at New BuzzFeed's 2023 annual
       meeting of stockholders: Janet Rolle

5F.    Election of Class III Nominee a term that                 Mgmt          For                            For
       expires at New BuzzFeed's 2024 annual
       meeting of stockholders: Greg Coleman

5G.    Election of Class III Nominee a term that                 Mgmt          For                            For
       expires at New BuzzFeed's 2024 annual
       meeting of stockholders: Patrick Kerins

6.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       the 2021 equity incentive plan.

7.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       to approve the 2021 employee stock purchase
       plan.

8.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date, if necessary.




--------------------------------------------------------------------------------------------------------------------------
 BULL HORN HOLDINGS CORP                                                                     Agenda Number:  935526357
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1686P106
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2021
          Ticker:  BHSE
            ISIN:  VGG1686P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Baron Davis                                               Mgmt          For                            For
       Michael Gandler                                           Mgmt          For                            For
       Jeff Wattenberg                                           Mgmt          For                            For
       Doug Schaer                                               Mgmt          For                            For

2.     To ratify the appointment of Marcum LLP as                Mgmt          For                            For
       the Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 BULL HORN HOLDINGS CORP.                                                                    Agenda Number:  935600482
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1686P106
    Meeting Type:  Special
    Meeting Date:  26-Apr-2022
          Ticker:  BHSE
            ISIN:  VGG1686P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Proposal: To amend Bull Horn's                  Mgmt          For                            For
       Amended and Restated Memorandum and
       Articles of Association to extend the date
       that Bull Horn must consummate a business
       combination to November 3, 2022, by
       amending the Amended and Restated
       Memorandum and Articles of Association to
       delete the existing Regulation 23.2 thereof
       and replacing it with the new Regulation
       23.2 in the form set forth in Annex A of
       the accompanying proxy statement.

2.     Adjournment Proposal: To direct the                       Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL SPAC PARTNERS CO.                                                                    Agenda Number:  935582468
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3934K103
    Meeting Type:  Special
    Meeting Date:  11-Apr-2022
          Ticker:  GLSPT
            ISIN:  KYG3934K1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - To                     Mgmt          For                            For
       amend, by way of special resolution, the
       amended and restated Memorandum and
       Articles of Association of Global SPAC
       Partners Co. ("Global") to extend the date
       by which Global has to consummate a
       business combination from April 13, 2022 to
       July 13, 2022 (or such earlier date as
       determined by Global's Board of Directors).

2)     The Adjournment Proposal - To instruct the                Mgmt          For                            For
       chairman of the extraordinary general
       meeting to adjourn the extraordinary
       general meeting of Global shareholders to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       Proxies if, based upon the tabulated vote
       at the time of the special meeting, there
       are not sufficient votes to approve the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 L&F ACQUISITION CORP                                                                        Agenda Number:  935611055
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53702109
    Meeting Type:  Special
    Meeting Date:  03-May-2022
          Ticker:  LNFA
            ISIN:  KYG537021092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal -                        Mgmt          For                            For
       RESOLVED, as a special resolution that: a)
       the first sentence of Article 49.7 of L&F's
       Amended and Restated Memorandum and
       Articles of Association be deleted in its
       entirety and replaced with the following
       new first sentence of Article 49.7: "In the
       event that the Company does not consummate
       a Business Combination by August 24, 2022,
       or such later time as the Members may
       approve in accordance with the Articles,
       the Company shall:" b) Article 49.8(a) of
       L&F's ...(due to space limits, see proxy
       material for full proposal).

2.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the Shareholder Meeting to a later date
       or dates if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Shareholder Meeting, there are insufficient
       Class A ordinary shares, par value $0.0001
       per share and Class B ordinary shares, par
       value $0.0001 per share in the capital of
       L&F represented (either in person or by
       proxy) to constitute a quorum necessary
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 MALACCA STRAITS ACQUISITION CO. LTD.                                                        Agenda Number:  935528957
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5859B117
    Meeting Type:  Annual
    Meeting Date:  27-Dec-2021
          Ticker:  MLAC
            ISIN:  KYG5859B1178
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Kenneth Ng

1.2    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Stanley Wang

1.3    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Christian
       Jason Chan

1.4    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Ping He

1.5    Appointment of Director to serve until the                Mgmt          For                            For
       2023 annual general meeting: Dwi Prasetyo
       Suseno

2.     Ratification of the selection by the audit                Mgmt          For                            For
       committee of WithumSmith+Brown, PC to serve
       as our independent registered public
       accounting firm for the year ended December
       31, 2021.

3.     Amend the Company's amended and restated                  Mgmt          For                            For
       memorandum and articles of association to
       extend the date that the Company has to
       consummate a business combination from
       January 17, 2022 (which is 18 months from
       the closing of our initial public offering)
       to October 17, 2022 (or such earlier date
       as determined by the Board of Directors).

4.     Adjourn the Annual Meeting to a later date                Mgmt          For                            For
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the other proposals.




--------------------------------------------------------------------------------------------------------------------------
 THIMBLE POINT ACQUISITION CORP.                                                             Agenda Number:  935514136
--------------------------------------------------------------------------------------------------------------------------
        Security:  88408P107
    Meeting Type:  Special
    Meeting Date:  30-Nov-2021
          Ticker:  THMA
            ISIN:  US88408P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to (a) approve and adopt the                   Mgmt          For                            For
       Business Combination Agreement, dated as of
       June 21, 2021 (as it may be amended,
       supplemented or otherwise modified from
       time to time in accordance with its terms,
       the "Business Combination Agreement"), by
       and among THMA, Oz Merger Sub, Inc., a
       Delaware corporation and wholly-owned
       subsidiary of THMA ("Merger Sub"), and Pear
       Therapeutics, Inc., a Delaware corporation
       ("Pear"), and (b) approve the transactions
       contemplated thereby, including ...(due to
       space limits, see proxy statement for full
       proposal).

2.     A proposal to amend the current certificate               Mgmt          For                            For
       of incorporation of THMA (the "Current
       Charter") and adopt the Second Amended and
       Restated Certificate of Incorporation (the
       "Proposed Charter") to be effective upon
       the consummation of the Merger (the
       "Closing") which will include amendments to
       (a) increase the number of authorized
       shares of THMA's capital stock, par value
       $0.0001 per share, from 221,000,000 shares,
       consisting of (i) 220,000,000 shares of
       common stock, including 200,000,000 shares
       ...(due to space limits, see proxy
       statement for full proposal).

3.     On a non-binding advisory basis, a separate               Mgmt          For                            For
       proposal with respect to certain governance
       provisions in the Proposed Charter in
       accordance with Securities and Exchange
       Commission guidance. The Proposed Charter,
       and the provisions that are the subject of
       this proposal, is further described in the
       Proxy Statement for the Special Meeting and
       a copy of the Proposed Charter is attached
       as Annex B to the Proxy Statement.

4.     DIRECTOR
       Zack Lynch                                                Mgmt          For                            For
       Kirthiga Reddy                                            Mgmt          For                            For
       Andrew J. Schwab                                          Mgmt          For                            For
       Alison Bauerlein                                          Mgmt          For                            For
       Nancy Schlichting                                         Mgmt          For                            For
       Jorge Gomez                                               Mgmt          For                            For
       Corey McCann                                              Mgmt          For                            For

5.     A proposal to approve, in connection with                 Mgmt          For                            For
       the Merger, for purposes of complying with
       applicable listing rules of the NASDAQ
       Stock Market ("NASDAQ"), the issuance
       and/or sale of (a) up to 132,395,625 THMA
       Class A Common Shares to the holders of
       Pear's capital stock pursuant to the
       Business Combination Agreement and the
       reservation for issuance of THMA Class A
       Common Shares subject to Rollover Options
       (as defined in the Proxy Statement)
       pursuant to the Business Combination
       Agreement ...(due to space limits, see
       proxy statement for full proposal).

6.     A proposal to approve and adopt the Pear                  Mgmt          For                            For
       Holdings Corp. 2021 Stock Option and
       Incentive Plan (the "2021 Plan"), a copy of
       which is attached as Annex K to the Proxy
       Statement, and the material terms
       thereunder.

7.     A proposal to approve and adopt the Pear                  Mgmt          For                            For
       Holdings Corp. Employee Stock Purchase Plan
       (the "2021 ESPP"), a copy of which is
       attached as Annex L to the Proxy Statement,
       and the material terms thereunder.

8.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with,
       Proposals 1-2 and 4-7.




--------------------------------------------------------------------------------------------------------------------------
 TREBIA ACQUISITION CORP.                                                                    Agenda Number:  935539532
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9027T109
    Meeting Type:  Special
    Meeting Date:  20-Jan-2022
          Ticker:  TREB
            ISIN:  KYG9027T1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - a                     Mgmt          For                            For
       proposal to approve Trebia's entry into
       that certain Business Combination
       Agreement, dated as of June 28, 2021 and
       amended on November 30, 2021 (as may be
       amended, supplemented or otherwise modified
       from time to time, the "Business
       Combination Agreement"), by and among
       Trebia, S1 Holdco, LLC ("S1 Holdco"),
       Orchid Merger Sub I, Inc. ("Trebia Merger
       Sub I"), Orchid Merger Sub II, Inc.
       ("Trebia Merger Sub II"), System1 SS
       Protect Holdings, Inc. ("Protected")
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The NYSE Proposal - a proposal to approve,                Mgmt          For                            For
       for the purposes of complying with the
       applicable provisions of Section 312.03 of
       the NYSE's Listed Company Manual, (i) the
       issuance of common stock of System1 (as
       defined below) in connection with the
       consummation of the transactions
       contemplated by the Business Combination
       Agreement and the other transaction
       agreements, (ii) all issuances of shares of
       common stock of System1 upon the conversion
       of shares of any other class of System1
       common stock ...(due to space limits, see
       proxy statement for full proposal).

3.     The Domestication Proposal - a proposal to                Mgmt          For                            For
       approve that Trebia be domesticated as a
       Delaware corporation in accordance with
       Section 388 of the DGCL and de-register as
       a Cayman Islands exempted company in
       accordance with Section 206 of the Cayman
       Islands Companies Act (As Revised) (the
       "Domestication"), upon which Trebia will
       change its name to "System1, Inc."
       ("System1").

4.     The Charter Amendment Proposal - a proposal               Mgmt          For                            For
       to approve the amendment and restatement of
       the amended and restated memorandum and
       articles of association of Trebia by their
       deletion and replacement with the proposed
       certificate of incorporation of System1, (a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex B (the "System1 Charter")), and the
       proposed bylaws of System1, a copy of which
       is attached to the accompanying proxy
       statement/prospectus as Annex C (the
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Multi-class Shares Proposal - a proposal to               Mgmt          For                            For
       authorize a change to the authorized
       capital stock of Trebia from (A)
       400,000,000 Class A ordinary shares of
       Trebia, par value $0.0001 per share,
       40,000,000 Class B ordinary shares of
       Trebia, par value $0.0001 per share, and
       1,000,000 preferred shares of Trebia, par
       value $0.0001 per share, to (B) 500,000,000
       shares of System1 class A common stock, par
       value $0.0001 per share, 25,000,000 shares
       of System1 class C common stock, par value
       $0.0001 per share, ...(due to space limits,
       see proxy statement for full proposal).

5B.    Election, Number and Removal of Directors -               Mgmt          For                            For
       a proposal to permit changes to the ability
       of shareholders to vote and remove
       directors from the System1 board of
       directors.

5C.    Approval of Business Combination - a                      Mgmt          For                            For
       proposal to approve the adoption of a
       majority voting requirement to approve a
       merger or other form of business
       combination, if such merger or business
       combination is approved by the System1
       board of directors.

5D.    Exclusive Forum Provision - a proposal to                 Mgmt          For                            For
       make the Delaware Court of Chancery serve
       as the exclusive forum (or, in the event
       that the Delaware Court of Chancery does
       not have jurisdiction, the federal district
       court for the District of Delaware or other
       state courts of the State of Delaware) for
       any shareholder claims, including claims in
       the right of System1 that are based upon a
       violation of a duty by a current or former
       director, officer, employee or shareholder
       in such capacity, or as to ...(due to space
       limits, see proxy statement for full
       proposal).

5E.    Action by Written Consent of Stockholders -               Mgmt          For                            For
       a proposal to only permit action by System1
       shareholders only at a duly called annual
       or special meeting of such shareholders.

5F.    Other Changes In Connection With Adoption                 Mgmt          For                            For
       of the System1 Organizational Documents - a
       proposal to approve and authorize (A)
       changing the corporate name from "Trebia
       Acquisition Corp." to "System1, Inc.", (B)
       making System1's corporate existence
       perpetual, and (C) removing certain
       provisions related to System1's status as a
       blank check company.

6.     The Incentive Plan Proposal - a proposal to               Mgmt          For                            For
       approve and adopt the System1 2022
       Incentive Award Plan (the "Incentive Plan")
       and the material terms thereunder,
       including the authorization of the
       accompanying initial share reserve
       thereunder. A copy of the Incentive Plan is
       attached to the accompanying proxy
       statement/prospectus as Annex D.

7.     DIRECTOR
       Dexter Fowler                                             Mgmt          For                            For
       Caroline Horn                                             Mgmt          For                            For
       Jennifer Prince                                           Mgmt          For                            For
       Moujan Kazerani                                           Mgmt          For                            For
       Frank R. Martire, Jr.                                     Mgmt          For                            For
       Christopher Phillips                                      Mgmt          For                            For
       Michael Blend                                             Mgmt          For                            For
       William P. Foley, II                                      Mgmt          For                            For

8.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       approve the adjournment of the
       Extraordinary General Meeting to a later
       date or dates (i) to the extent necessary
       to ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to Trebia
       Shareholders or, if as of the time for
       which the Extraordinary General Meeting is
       scheduled, there are insufficient Trebia
       ordinary shares represented (either in
       person or by proxy) to constitute ...(due
       to space limits, see proxy statement for
       full proposal).




--------------------------------------------------------------------------------------------------------------------------
 ZANITE ACQUISITION CORP.                                                                    Agenda Number:  935616081
--------------------------------------------------------------------------------------------------------------------------
        Security:  98907K103
    Meeting Type:  Special
    Meeting Date:  06-May-2022
          Ticker:  ZNTE
            ISIN:  US98907K1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Business                          Mgmt          For                            For
       Combination Agreement, dated as of December
       21, 2021 (the "Business Combination
       Agreement"), a copy of which is attached to
       the accompanying proxy statement as Annex
       A, by and among the Company, Embraer S.A.,
       a Brazilian corporation (sociedade anonima)
       ("Embraer"), EVE UAM LLC, a Delaware
       limited liability company and a newly
       formed direct wholly owned subsidiary of
       Embraer that was formed for purposes of
       conducting the UAM Business (as defined in
       the accompanying ...(due to space limits,
       see proxy material for full proposal).

2A.    Charter Amendment Proposal A: to approve                  Mgmt          For                            For
       and adopt the Proposed Charter (other than
       the proposals addressed in Charter
       Amendment Proposal B), which, if approved,
       would amend and restate the Current
       Charter, and which, if approved, would take
       effect upon the Closing.

2B.    Charter Amendment Proposal B: to approve                  Mgmt          For                            For
       and adopt a proposed amendment to the
       Proposed Charter to (i) increase the number
       of authorized shares of Class A common
       stock from 100,000,000 to 1,000,000,000,
       which will become shares of common stock,
       par value of $0.001 per share, of the
       combined company upon the Closing, and the
       total number of authorized shares of common
       stock from 111,000,000 to 1,000,000,000 and
       (ii) provide that the number of authorized
       shares of any class of common stock or
       ...(due to space limits, see proxy material
       for full proposal).

3A.    A proposal to increase the total number of                Mgmt          For                            For
       authorized shares of stock to 1,100,000,000
       shares, consisting of (i) 1,000,000,000
       shares of common stock and (ii) 100,000,000
       shares of preferred stock, par value
       $0.0001 per share.

3B.    A proposal to provide that the number of                  Mgmt          For                            For
       authorized shares of any class of common
       stock or preferred stock may be increased
       or decreased (but not below the number of
       shares thereof then outstanding) by the
       affirmative vote of the holders of a
       majority of the stock of the Company
       entitled to vote, irrespective of the
       provisions of Section 242(b)(2) of the DGCL

3C.    A proposal to require the affirmative vote                Mgmt          For                            For
       of the holders of at least two-thirds of
       the total voting power of all the then
       outstanding shares of capital stock of the
       Company entitled to vote thereon, voting
       together as a single class to (1) make
       amendments to certain provisions of the
       Proposed Charter (Article THIRTEENTH (A))
       and (2) amend the proposed bylaws (as
       defined in the accompanying proxy
       statement) (Article SIXTH (F)

3D.    A proposal to provide that any action                     Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of the Company may be taken by
       written consent until the time the issued
       and outstanding shares of common stock
       owned by Embraer Entities (as defined in
       the accompanying proxy statement) represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       the Company.

3E.    A proposal to elect not to be governed by                 Mgmt          For                            For
       Section 203 of the DGCL relating to
       business combinations with interested
       stockholders.

3F.    A proposal to provide for certain                         Mgmt          For                            For
       additional changes, including, among other
       things, (i) changing the post-business
       combination company's corporate name from
       "Zanite Acquisition Corp." to "Eve Holding,
       Inc.", (ii) making the Company's corporate
       existence perpetual and (iii) removing
       certain provisions related to our status as
       a blank check company that will no longer
       apply upon consummation of the business
       combination, all of which our board of
       directors believes are necessary to
       adequately address the needs of the
       post-business combination Company.

4.     A proposal to approve, for purposes of                    Mgmt          For                            For
       complying with applicable listing rules of
       the Nasdaq Stock Market ("Nasdaq"), (x) the
       issuance of more than 20% of the Company's
       issued and outstanding common stock in
       connection with the business combination,
       consisting of the issuance of (i) shares of
       common stock to EAH pursuant to the terms
       of the Business Combination Agreement and
       (ii) shares of common stock to the PIPE
       Investors (as defined in the accompanying
       proxy statement) in connection ...(due to
       space limits, see proxy material for full
       proposal).

5.     A proposal to approve and adopt the Eve                   Mgmt          For                            For
       Holding, Inc. 2022 Stock Incentive Plan
       (the "Incentive Plan"), a copy of which is
       attached to the accompanying proxy
       statement as Annex K (the "Incentive Plan
       Proposal").

6.     DIRECTOR
       Sergio Pedreiro                                           Mgmt          For                            For
       Jose M. Entrecanales                                      Mgmt          For                            For
       Marion Clifton Blakey                                     Mgmt          For                            For
       Paul Eremenko                                             Mgmt          For                            For
       Luis Carlos Affonso                                       Mgmt          For                            For
       Michael Amalfitano                                        Mgmt          For                            For
       Kenneth C. Ricci                                          Mgmt          For                            For

7.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary or appropriate, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of any of the
       Condition Precedent Proposals (as defined
       below) or we determine that one or more of
       the Closing conditions under the Business
       Combination Agreement is not satisfied or
       waived (the "Adjournment Proposal").



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/15/2022